Document and Entity Information	12 Months Ended
Mar. 03, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RESEARCH IN MOTION LTD
Entity Central Index Key	0001070235
Document Type	40-F
Document Period End Date	Mar 3, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-03
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	524,159,844

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Current
Cash and cash equivalents	$ 1,527	$ 1,791
Short-term investments	247	330
Accounts receivable, net	3,062	3,955
Other receivables	496	324
Inventories	1,027	618
Income taxes receivable	135
Other current assets	365	241
Deferred income tax asset	197	229
Total current assets	7,056	7,488
Long-term investments	337	577
Property, plant and equipment, net	2,748	2,504
Goodwill	304	508
Intangible assets, net	3,286	1,798
Total Assets	13,731	12,875
Current
Accounts payable	744	832
Accrued liabilities	2,382	2,511
Income taxes payable		179
Deferred revenue	263	108
Total current liabilities	3,389	3,630
Deferred income tax liability	232	276
Income taxes payable	10	31
Total liabilities	3,631	3,937
Commitments and contingencies
Capital stock and additional paid-in capital
Preferred shares, authorized unlimited number of non-voting, cumulative, redeemable and retractable.
Common shares, authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares issued - 524,159,844 voting common shares (February 26, 2011 - 523,868,644)	2,446	2,359
Treasury stock March 3, 2012 - 8,711,010 (February 26, 2011 - 2,752,890)	(299)	(160)
Retained earnings	7,913	6,749
Accumulated other comprehensive income (loss)	40	(10)
Total shareholders' equity	10,100	8,938
Total liabilities and shareholders' equity	$ 13,731	$ 12,875

Consolidated Balance Sheets (Parenthetical)	Apr. 04, 2012	Mar. 03, 2012	Feb. 26, 2011
Consolidated Balance Sheets [Abstract]
Capital stock, shares issued	524,000,000	524,159,844	523,868,644
Treasury stock		8,711,010	2,752,890

Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Capital Stock and Additional Paid-In Capital [Member]	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Feb. 28, 2009	$ 5,875	$ 2,328		$ 3,546	$ 1
Comprehensive income:
Net income	2,457			2,457
Net change in unrealized gains/(losses) on available-for-sale investments	7				7
Net change in fair value of derivatives designated as cash flow hedges during the year	28				28
Amounts reclassified to income during the year	15				15
Shares issued:
Exercise of stock options	30	30
Stock-based compensation	58	58
Tax benefits/deficiencies related to stock-based compensation	2	2
Purchase of treasury stock	(94)		(94)
Common shares repurchased	(775)	(46)		(729)
Ending Balance at Feb. 27, 2010	7,603	2,372	(94)	5,274	51
Comprehensive income:
Net income	3,411			3,411
Net change in unrealized gains/(losses) on available-for-sale investments	(2)				(2)
Net change in fair value of derivatives designated as cash flow hedges during the year	(20)				(20)
Amounts reclassified to income during the year	(39)				(39)
Shares issued:
Exercise of stock options	67	67
Stock-based compensation	72	72
Tax benefits/deficiencies related to stock-based compensation	(1)	(1)
Purchase of treasury stock	(76)		(76)
Treasury stock vested		(10)	10
Common shares repurchased	(2,077)	(141)		(1,936)
Ending Balance at Feb. 26, 2011	8,938	2,359	(160)	6,749	(10)
Comprehensive income:
Net income	1,164			1,164
Net change in unrealized gains/(losses) on available-for-sale investments	(3)				(3)
Net change in fair value of derivatives designated as cash flow hedges during the year	14				14
Amounts reclassified to income during the year	39				39
Shares issued:
Exercise of stock options	9	9
Stock-based compensation	97	97
Tax benefits/deficiencies related to stock-based compensation	(2)	(2)
Purchase of treasury stock	(156)		(156)
Treasury stock vested		(17)	17
Ending Balance at Mar. 03, 2012	$ 10,100	$ 2,446	$ (299)	$ 7,913	$ 40

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Revenue
Hardware and other	$ 14,031	$ 16,416	$ 12,536
Service and software	4,404	3,491	2,417
Total Revenue	18,435	19,907	14,953
Cost of sales
Hardware and other (includes a fiscal 2012 inventory provision of $502 million)	11,217	10,516	7,979
Service and software	639	566	390
Total cost of sales	11,856	11,082	8,369
Gross margin	6,579	8,825	6,584
Operating expenses
Research and development	1,559	1,351	965
Selling, marketing and administration	2,604	2,400	1,907
Amortization	571	438	310
Litigation			164
Impairment of goodwill	355
Total operating expenses	5,089	4,189	3,346
Income from operations	1,490	4,636	3,238
Investment income, net	21	8	28
Income before income taxes	1,511	4,644	3,266
Provision for income taxes	347	1,233	809
Net income	$ 1,164	$ 3,411	$ 2,457
Earnings per share
Basic	$ 2.22	$ 6.36	$ 4.35
Diluted	$ 2.22	$ 6.34	$ 4.31

Consolidated Statements of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 03, 2012
Consolidated Statements of Operations [Abstract]
Provision for inventory	$ 502

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Cash flows from operating activities
Net income	$ 1,164	$ 3,411	$ 2,457
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	1,523	927	616
Deferred income taxes	(5)	92	51
Income taxes payable	(21)	2	5
Stock-based compensation	97	72	58
Impairment of goodwill	355
Other	9	1	9
Net changes in working capital items	(210)	(496)	(161)
Net cash provided by operating activities	2,912	4,009	3,035
Cash flows from investing activities
Acquisition of long-term investments	(355)	(784)	(863)
Proceeds on sale or maturity of long-term investments	376	893	473
Acquisition of property, plant and equipment	(902)	(1,039)	(1,009)
Acquisition of intangible assets	(2,217)	(557)	(421)
Business acquisitions, net of cash acquired	(226)	(494)	(143)
Acquisition of short-term investments	(250)	(503)	(477)
Proceeds on sale or maturity of short-term investments	550	786	970
Net cash used in investing activities	(3,024)	(1,698)	(1,470)
Cash flows from financing activities
Issuance of common shares	9	67	30
Tax benefits (deficiencies) related to stock-based compensation	(2)	(1)	2
Purchase of treasury stock	(156)	(76)	(94)
Common shares repurchased		(2,077)	(775)
Repayment of debt			(6)
Net cash used in financing activities	(149)	(2,087)	(843)
Effect of foreign exchange gain (loss) on cash and cash equivalents	(3)	16	(6)
Net increase (decrease) in cash and cash equivalents for the year	(264)	240	716
Cash and cash equivalents, beginning of year	1,791	1,551	835
Cash and cash equivalents, end of year	$ 1,527	$ 1,791	$ 1,551

Research in Motion Limited and Summary of Significant Accounting Policies	12 Months Ended
Mar. 03, 2012
Research in Motion Limited and Summary of Significant Accounting Policies [Abstract]
Research in Motion Limited and Summary of Significant Accounting Policies
1.	RESEARCH IN MOTION LIMITED AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Research In Motion Limited (“RIM” or the “Company”) is a leading designer, manufacturer and marketer of innovative wireless solutions for the worldwide mobile communications market. Through the development of integrated hardware, software and services that support multiple wireless network standards, RIM provides platforms and solutions for seamless access to information, including email, voice, instant messaging, short message service (SMS), Internet and intranet-based applications and browsing. RIM technology also enables a broad array of third party developers and manufacturers to enhance their products and services through software development kits, wireless connectivity to data and third-party support programs. RIM’s portfolio of award-winning products, services and embedded technologies are used by thousands of organizations and millions of consumers around the world and include the BlackBerry® wireless solution, the RIM Wireless Handheld™ product line, the BlackBerry® PlayBook™ tablet, software development tools and other software and hardware. The Company’s sales and marketing efforts include collaboration with strategic partners and distribution channels, as well as its own supporting sales and marketing teams, to promote the sale of its products and services. The Company was incorporated on March 7, 1984 under the Ontario Business Corporations Act. The Company’s shares are traded on the Toronto Stock Exchange under the symbol “RIM” and on the NASDAQ Global Select Market under the symbol “RIMM”.

Basis of presentation and preparation

The consolidated financial statements include the accounts of all subsidiaries of the Company with intercompany transactions and balances eliminated on consolidation. All of the Company’s subsidiaries are wholly-owned. These consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“U.S. GAAP”) on a basis consistent for all periods presented except as described in note 2. Certain of the comparative figures have been reclassified to conform to the current year presentation.

The Company’s fiscal year end date is the 52 or 53 weeks ending on the last Saturday of February, or the first Saturday of March. The fiscal year ended March 3, 2012 comprises 53 weeks and the fiscal years ended February 26, 2011 and February 27, 2010 comprise 52 weeks.

The significant accounting policies used in these U.S. GAAP consolidated financial statements are as follows:

Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions with respect to the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Significant areas requiring the use of management estimates relate to the determination of reserves for various litigation claims, provisions for excess and obsolete inventories and liabilities for purchase commitments with contract manufacturers and suppliers, fair values of assets acquired and liabilities assumed in business combinations, royalties, amortization expense, implied fair value of goodwill, provision for income taxes, realization of deferred income tax assets and the related components of the valuation allowance, provisions for warranty and the fair values of financial instruments. Actual results could differ from these estimates.

Foreign currency translation

The U.S. dollar is the functional and reporting currency of the Company. Foreign currency denominated assets and liabilities of the Company and all of its subsidiaries are translated into U.S. dollars. Accordingly, monetary assets and liabilities are translated using the exchange rates in effect at the consolidated balance sheet date and revenues and expenses at the rates of exchange prevailing when the transactions occurred. Remeasurement adjustments are included in income. Non-monetary assets and liabilities are translated at historical exchange rates.

Cash and cash equivalents

Cash and cash equivalents consist of balances with banks and liquid investments with maturities of three months or less at the date of acquisition.

Accounts receivable, net

The accounts receivable balance which reflects invoiced and accrued revenue is presented net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects estimates of probable losses in accounts receivables. The Company is dependent on a number of significant customers and on large complex contracts with respect to sales of the majority of its products, software and services. The Company expects the majority of its accounts receivable balances to continue to come from large customers as it sells the majority of its devices and software products and service relay access through network carriers and resellers rather than directly.

The Company evaluates the collectability of its accounts receivables based upon a combination of factors on a periodic basis such as specific credit risk of its customers, historical trends and economic circumstances. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer’s inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, and payment experiences), RIM records a specific bad debt provision to reduce the customer’s related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company’s estimates of the recoverability of accounts receivables balances could be further adjusted. The allowance for doubtful accounts as at March 3, 2012 is $16 million (February 26, 2011 - $2 million).

While the Company sells its products and services to a variety of customers, there were no customers that comprised more than 10% of the Company’s revenue in fiscal 2012 (February 26, 2011 – two customers comprised 11% each; February 27, 2010 - three customers comprised 20%, 13% and 10% each).

Investments

The Company’s cash equivalents and investments, other than cost method investments of $37 million (February 26, 2011 - $15 million) and equity method investments of $48 million (February 26, 2011 - $11 million), consisting of money market and other debt securities, are classified as available-for-sale for accounting purposes and are carried at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) until such investments mature or are sold. The Company determines the appropriate classification of investments at the time of purchase and subsequently reassesses the classification of such investments at each balance sheet date. The Company uses the specific identification method of determining the cost basis in computing realized gains or losses on available-for-sale investments which are recorded in investment income. In the event of a decline in value which is other-than-temporary, the investment is written down to fair value with a charge to income. The Company does not exercise significant influence with respect to any of these investments.

Investments with maturities one year or less, as well as any investments that management intends to hold for less than one year, are classified as short-term investments. Investments with maturities in excess of one year are classified as long-term investments.

The Company assesses individual investments in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. The Company makes this assessment by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition, the near-term prospects of the individual investment and the Company’s intent and ability to hold the investments. In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in investment income equal to the difference between the cost basis and the fair value of the individual investment at the balance sheet date of the reporting period for which the assessment was made. The fair value of the investment then becomes the new cost basis of the investment.

If a debt security’s market value is below its amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before its anticipated recovery, the Company records an other-than-temporary impairment charge to investment income for the entire amount of the impairment. For other-than-temporary impairments on debt securities that the Company does not intend to sell and it is not more likely than not that the entity will be required to sell the security before its anticipated recovery, the Company would separate the other-than-temporary impairment into the amount representing the credit loss and the amount related to all other factors. The Company would record the other-than-temporary impairment related to the credit loss as a charge to investment income and the remaining other-than-temporary impairment would be recorded as a component of accumulated other comprehensive income.

Derivative financial instruments

The Company uses derivative financial instruments, including forward contracts and options, to hedge certain foreign currency exposures. The Company does not use derivative financial instruments for speculative purposes.

The Company records all derivative instruments at fair value on the consolidated balance sheets. The fair value of these instruments is calculated based on quoted currency spot rates and interest rates. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative instrument and the resulting designation.

For derivative instruments designated as cash flow hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of accumulated other comprehensive income, net of tax, and subsequently reclassified into income in the same period or periods in which the hedged item affects income. The ineffective portion of the derivative’s gain or loss is recognized in current income. In order for the Company to receive hedge accounting treatment, the cash flow hedge must be highly effective in offsetting changes in the fair value of the hedged item and the relationship between the hedging instrument and the associated hedged item must be formally documented at the inception of the hedge relationship. Hedge effectiveness is formally assessed, both at hedge inception and on an ongoing basis, to determine whether the derivatives used in hedging transactions are highly effective in offsetting changes in the value of the hedged items.

The Company formally documents relationships between hedging instruments and associated hedged items. This documentation includes: identification of the specific foreign currency asset, liability or forecasted transaction being hedged; the nature of the risk being hedged; the hedge objective; and the method of assessing hedge effectiveness. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated as a hedge and any associated deferred gains and losses in accumulated other comprehensive income are recognized in income at that time. Any future changes in the fair value of the instrument are recognized in current income. The Company did not reclassify any losses from accumulated other comprehensive income (loss) into income as a result of the de-designation of any derivative instrument as a hedge during fiscal 2012 (fiscal 2011 – nil).

For any derivative instruments that do not meet the requirements for hedge accounting, or for any derivative instruments for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the U.S. dollar value of the associated asset, liability, or forecasted transaction.

Inventories

Raw materials are stated at the lower of cost and replacement cost. Work in process and finished goods inventories are stated at the lower of cost and net realizable value. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead. Cost is determined on a first-in-first-out basis.

Property, plant and equipment, net

Property, plant and equipment is stated at cost less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years
Furniture and fixtures	Declining balance at 20% per annum

Goodwill

Goodwill represents the excess of the acquisition price over the fair value of identifiable net assets acquired. Goodwill is allocated as at the date of the business combination. Goodwill is not amortized, but is tested for impairment annually, during the fourth quarter, or more frequently if events or changes in circumstances indicate the asset may be impaired. These events and circumstances may include a significant change in legal factors or in the business climate, a significant decline in the Company’s share price, an adverse action of assessment by a regulator, unanticipated competition, a loss of key personnel, significant disposal activity and the testing of recoverability for a significant asset group.

The Company consists of a single reporting unit. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit including goodwill is compared with its fair value. The estimated fair value is determined utilizing a market-based approach, based on the quoted market price of the Company’s stock in an active market, adjusted by an appropriate control premium. When the carrying amount of a reporting unit exceeds its fair value, goodwill of the reporting unit is considered to be impaired, and the second step is necessary.

In the second step of the goodwill impairment test, the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination using the fair value of the reporting unit as if it were the acquisition price. When the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is presented as a separate line item in the consolidated statements of operations. Establishing an implied fair value of goodwill requires the Company to make estimates for key inputs into complex valuation models and to apply significant judgment in the selection of estimates, assumptions and methodologies required to complete the analysis. Areas of judgment include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets.

Intangible assets

Intangible assets with definite lives are stated at cost less accumulated amortization. The Company is currently amortizing its intangible assets with definite lives over periods generally ranging between two to ten years.

Impairment of long-lived assets

The Company reviews long-lived assets such as property, plant and equipment and intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset.

Income taxes

The Company uses the liability method of tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and tax bases of assets and liabilities, and measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence, to determine whether, based upon the weight of that evidence, a valuation allowance is required. Judgment is required in considering the relative impact of negative and positive evidence.

Significant judgment is required in evaluating the Company’s uncertain tax positions and provisions for income taxes. Liabilities for uncertain tax positions are recognized based on a two-step approach. The first step is to evaluate whether a tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income tax payable and deferred taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain tax positions as interest expense that is netted and reported within investment income.

The Company uses the flow-through method to account for investment tax credits (“ITCs”) earned on eligible scientific research and experimental development expenditures. Under this method, the ITCs are recognized as a reduction to income tax expense.

Revenue recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collection is reasonably assured. In addition to this general policy, the following paragraphs describe the specific revenue recognition policies for each of the Company’s major categories of revenue.

Hardware

Revenue from the sale of BlackBerry wireless hardware products (e.g. BlackBerry® handheld devices and BlackBerry® PlayBook™ tablets) is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. For hardware products for which the software is deemed essential to the functionality of the hardware, the Company recognizes revenue in accordance with general revenue recognition accounting guidance.

The Company sells its BlackBerry PlayBook tablet with the right to receive unspecified software upgrade rights on a “when-and-if available” basis. These upgrade rights are related specifically to the product’s essential operating system software. In these instances, the amount allocated to the unspecified software upgrade rights are deferred and recognized rateably over the 24-month estimated life of the tablet.

The Company records reductions to revenue for estimated commitments related to price protection, right of return and for customer incentive programs. Price protection is accrued as a reduction to revenue based on estimates of price reductions, provided the price reduction can be reliably estimated and all other revenue recognition criteria have been met. The Company also records reductions to revenue for a right of return based on contractual terms and conditions and, if the expected product returns can be reasonably and reliably estimated, based on historical experience. Where a general right of return cannot be reasonably and reliably estimated, the Company recognizes revenue when the product sells through the distribution channel. The estimated cost of the customer incentive program is accrued as a reduction to revenue based on historical experience, and is recognized at the later of the date at which the Company has sold the product or the date at which the program is offered. If historical experience cannot support a breakage rate, the maximum rebate amount is deferred and adjusted when incentive programs end.

Service

Revenue from service is recognized rateably on a monthly basis when the service is provided. In instances where the Company bills the customer prior to performing the service, the prebilling is recorded as deferred revenue.

Software

Revenue from licensed software is recognized at the inception of the license term and in accordance with industry-specific software revenue recognition accounting guidance. When the fair value of a delivered element has not been established, the Company uses the residual method to recognize revenue if the fair value of undelivered elements is determinable. Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period that such items are delivered or those services are provided.

Other

Revenue from the sale of accessories is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. Revenue from repair and maintenance programs is recognized when the service is delivered, which is when the title is transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled.

Shipping and handling costs

Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in cost of sales. Shipping and handling costs that cannot be reasonably attributed to certain customers are included in selling, marketing and administration.

Multiple-element arrangements

The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings. The Company’s typical multiple-element arrangements involve: (i) handheld devices with services, (ii) tablets with unspecified software upgrades on a when-and-if available basis and (iii) software with technical support services.

For the Company’s arrangements involving multiple deliverables of handheld devices with services, the consideration from the arrangement is allocated to each respective element based on its relative selling price, using vendor-specific objective evidence of selling price (“VSOE”). In certain limited instances when the Company is unable to establish the selling price using VSOE, the Company attempts to establish the selling price of each element based on acceptable third party evidence of selling price (“TPE”); however, the Company is generally unable to reliably determine the selling prices of similar competitor products and services on a stand-alone basis. In these instances, the Company uses best estimated selling price (“BESP”) in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service was sold on a stand-alone basis.

The BlackBerry PlayBook tablet includes the right to receive free unspecified software upgrade rights on a when-and-if available basis. This upgrade right to the product’s embedded operating system software is considered an undelivered element at the time of sale of the tablet and falls within the general revenue recognition guidance. The consideration from the arrangement is allocated to each respective element based on its relative selling price. As the BlackBerry PlayBook tablet or the upgrade right are not sold on a standalone basis and no TPE exists for these deliverables, the allocation of revenue is based on the Company’s BESP’s. The consideration for the delivered hardware and the related essential software operating system are recognized at the time of sale provided that the four revenue recognition criteria have been met. The consideration allocated to the unspecified software upgrade rights is deferred and recognized rateably over the 24-month estimated life of the tablets.

For arrangements involving multiple deliverables of software with technical support services, the revenue is recognized based on the industry-specific software revenue recognition accounting guidance. If the Company is not able to determine VSOE for all of the deliverables of the arrangement, but is able to obtain VSOE for all undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of any undelivered software items does not exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE did not exist; or (ii) when VSOE can be established.

The Company determines BESP for a product or service by considering multiple factors including, but not limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. The determination of BESP is made through consultation with and formal approval by, the Company’s management, taking into consideration the Company’s marketing strategy. The Company regularly reviews VSOE, TPE and BESP, and maintains internal controls over the establishment and updates of these estimates. Based on the above factors, the Company’s BESP for the unspecified software upgrade right is $6 per BlackBerry PlayBook tablet.

Research and development

Research costs are expensed as incurred. Development costs for BlackBerry devices and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. The Company’s products are generally released soon after technological feasibility has been established and therefore costs incurred subsequent to achievement of technological feasibility are not significant and have been expensed as incurred.

Comprehensive income

Comprehensive income is defined as the change in net assets of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company’s reportable items of comprehensive income are cash flow hedges as described in note 14 and changes in the fair value of available-for-sale investments as described in note 5. Realized gains or losses on available-for-sale investments are reclassified into investment income using the specific identification basis.

Earnings per share

Earnings per share is calculated based on the weighted-average number of shares outstanding during the year. The treasury stock method is used for the calculation of the dilutive effect of stock options.

Stock-based compensation plans

The Company has stock-based compensation plans, which are described in note 9(b).

The Company has an incentive stock option plan for officers and employees of the Company or its subsidiaries. Under the terms of the plan, as revised in fiscal 2008, no stock options may be granted to independent directors. The Company measures stock-based compensation expense at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model and is recognized rateably over the vesting period. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and our results of operations would be impacted.

Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to capital stock.

The Company has a Restricted Share Unit Plan (the “RSU Plan”) under which eligible participants include any officer or employee of the Company or its subsidiaries. At the Company’s discretion, Restricted Share Units (“RSUs”) are redeemed for either common shares issued by the Company, common shares purchased on the open market by a trustee selected by the Company or the cash equivalent on the vesting dates established by the Board of Directors or the Compensation, Nomination and Governance Committee of the Board of Directors. The RSUs vest over a three-year period, either on the third anniversary date or in equal instalments on each anniversary date over the vesting period. The Company classifies RSUs as equity instruments as the Company has the ability and intent to settle the awards in shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense over the vesting period of the RSU.

Upon issuance of the RSU, common shares for which RSUs may be exchanged will be purchased on the open market by a trustee selected and funded by the Company. The trustee has been appointed to settle the Company’s obligation to deliver shares to individuals upon vesting. In addition, upon vesting, the trustee is required to sell enough shares to cover the individual recipient’s minimum statutory withholding tax requirement, with the remaining shares delivered to the individual. As the Company is considered to be the primary beneficiary of the trust, the trust is considered a variable interest entity and is consolidated by the Company.

The Company has a Deferred Share Unit Plan (the “DSU Plan”), adopted by the Board of Directors on December 20, 2007, under which each independent director will be credited with Deferred Share Units (“DSUs”) in satisfaction of all or a portion of the cash fees otherwise payable to them for serving as a director of the Company. Grants under the DSU plan replace the stock option awards that were historically granted to independent members of the Board of Directors. At a minimum, 60% of each independent director’s annual retainer will be satisfied in the form of DSUs. The director can elect to receive the remaining 40% in any combination of cash and DSUs. Within a specified period after such a director ceases to be a director, DSUs will be redeemed for cash with the redemption value of each DSU equal to the weighted average trading price of the Company’s shares over the five trading days preceding the redemption date. Alternatively, subject to receipt of shareholder approval, the Company may elect to redeem DSUs by way of shares purchased on the open market or issued by the Company. DSUs are accounted for as liability-classified awards and are awarded on a quarterly basis. These awards are measured at their fair value on the date of issuance, and remeasured at each reporting period, until settlement.

Warranty

The Company provides for the estimated costs of product warranties at the time revenue is recognized. BlackBerry devices are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, differences in warranty periods, regulatory developments with respect to warranty obligations in the countries in which the Company carries on business, freight expense, and material usage and other related repair costs.

The Company’s estimates of costs are based upon historical experience and expectations of future return rates and unit warranty repair costs. If the Company experiences increased or decreased warranty activity, or increased or decreased costs associated with servicing those obligations, revisions to the estimated warranty liability would be recognized in the reporting period when such revisions are made.

Advertising costs

The Company expenses all advertising costs as incurred. These costs are included in selling, marketing and administration.

Adoption of Accounting Policies	12 Months Ended
Mar. 03, 2012
Adoption of Accounting Policies [Abstract]
Adoption of accounting policies
2.	ADOPTION OF ACCOUNTING POLICIES

In January 2010, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance to improve disclosures about fair value measurements. This new authoritative guidance became effective for interim and annual periods beginning after December 15, 2009, except for the requirement to separately disclose purchases, sales, issuances, and settlements in the Level 3 reconciliation, which became effective for interim and annual periods beginning after December 15, 2010. The Company partially adopted the authoritative guidance to improve disclosures about fair value measurements in the first quarter of fiscal 2011. The Company adopted the remaining portion of the authoritative guidance requiring separate disclosure on purchases, sales, issuances, and settlements in the Level 3 reconciliation in the first quarter of fiscal 2012. The adoption did not have a material impact on the Company’s results of operations, financial condition or the Company’s disclosures.

Recently Issued Pronouncements	12 Months Ended
Mar. 03, 2012
Recently Issued Pronouncements [Abstract]
Recently issued pronouncements
3.	RECENTLY ISSUED PRONOUNCEMENTS

In September 2011, the FASB issued an amendment to Topic 350, Intangibles - Goodwill and Other, to simplify how entities test goodwill for impairment. The most significant amendment in this update is the option of a qualitative test for impairment, by providing entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (as defined as likelihood greater than 50%) that the fair value of a reporting unit is less than its carrying value. An entity has an unconditional option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the two step test and may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

In June 2011, the FASB issued authoritative guidance which is expected to improve the comparability, consistency, and transparency of financial reporting as well as increase the prominence of items reported in other comprehensive income. The guidance amends previous literature by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, among other amendments. The guidance now provides entities with the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued an update to defer the requirement for entities to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The new authoritative guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied retrospectively, with early adoption permitted. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

In May 2011, the FASB, as a result of work performed with the International Accounting Standards Board (“IASB”), issued authoritative guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The guidance is expected to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The guidance presents certain amendments to clarify existing fair value measurements and disclosure requirements such as clarifying the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and clarifying that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurements that is categorized within Level 3 of the fair value hierarchy. Furthermore, the guidance amends previous literature by requiring additional disclosures about fair value measurements, specifically requesting more information about the valuation processes used for fair value measurements categorized within Level 3 of the fair value hierarchy as well as presenting sensitivity of the fair value measurements to changes in unobservable inputs in Level 3 valuations. The guidance also amends previous literature around measuring the fair value of financial instruments that are managed within a portfolio as well as the application of premiums and discounts in a fair value measurement. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

Cash, Cash Equivalents and Investments	12 Months Ended
Mar. 03, 2012
Cash, Cash Equivalents and Investments [Abstract]
Cash, Cash Equivalents and Investments
4.	CASH, CASH EQUIVALENTS AND INVESTMENTS

The components of cash, cash equivalents and investments were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
As at March 3, 2012
Bank balances	$453	$—	$—	$453	$453	$—	$—
Money market funds	5	—	—	5	5	—	—
Bankers acceptances	284	—	—	284	284	—	—
Term deposits/certificates	217	—	—	217	202	15	—
Commercial paper	402	—	—	402	355	47	—
Non-U.S. treasury bills/notes	71	—	—	71	71	—	—
U.S. treasury bills/notes	114	—	—	114	40	32	42
U.S. government sponsored enterprise notes	127	—	—	127	91	24	12
Non-U.S. government sponsored enterprise notes	18	—	—	18	10	8	—
Corporate notes/bonds	165	1	—	166	16	121	29
Asset-backed securities	109	—	—	109	—	—	109
Auction rate securities	35	1	—	36	—	—	36
Other investments	109	—	—	109	—	—	109

	$2,109	$2	$—	$2,111	$1,527	$247	$337

As at February 26, 2011
Bank balances	$288	$—	$—	$288	$288	$—	$—
Money market funds	20	—	—	20	20	—	—
Bankers acceptances	468	—	—	468	468	—	—
Term deposits/certificates	125	—	—	125	109	16	—
Commercial paper	416	—	—	416	369	47	—
Non-U.S. treasury bills/notes	509	—	—	509	509	—	—
U.S. treasury bills/notes	82	—	—	82	—	40	42
U.S. government sponsored enterprise notes	190	1	—	191	8	66	117
Non-U.S. government sponsored enterprise notes	26	—	—	26	—	10	16
Corporate notes/bonds	342	4	—	346	20	150	176
Asset-backed securities	141	—	—	141	—	1	140
Auction rate securities	35	—	—	35	—	—	35
Other investments	51	—	—	51	—	—	51

	$2,693	$5	$—	$2,698	$1,791	$330	$577

Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010
Realized gains	$1	$2	$—
Realized losses	—	—	—

Net realized gains	$1	$2	$—

The contractual maturities of available-for-sale investments at March 3, 2012 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$1,315	$1,316
Due in one to five years	192	192
Due after five years	35	36
No fixed maturity date	5	5

	$1,547	$1,549

As at March 3, 2012 and February 26, 2011, the Company had no investments with continuous unrealized losses.

The Company engages in securities lending to generate fee income. Collateral, which exceeds the market value of the loaned securities, is retained by the Company until the underlying security has been returned to the Company. As at March 3, 2012, the company had no securities on loan.

During fiscal 2011, the Company recognized an other-than-temporary impairment charge on its auction rate securities in the amount of $6 million as a result of the lack of continuing liquidity in these securities. In valuing these securities, the Company used a multi-year investment horizon and considered the underlying risk of the securities and the current market interest rate environment. The Company has the ability and intent to hold these securities until such time that market liquidity returns to normal levels, and does not consider the principal or interest amounts on these securities to be materially at risk. The Company has not recorded any additional impairment on its auction rate securities as of March 3, 2012. As there is uncertainty as to when market liquidity for auction rate securities will return to normal, the Company has classified the auction rate securities as long-term investments on the consolidated balance sheet as at March 3, 2012.

During fiscal 2011, the Company also recognized an other-than-temporary impairment charge of $11 million against a portion of its claim on Lehman Brothers International (Europe) (“LBIE”) trust assets. These assets are represented by principal and interest payments from matured investments that were originally held at LBIE at the time of bankruptcy. The Company has classified $25 million of these holdings as other investments on the consolidated balance sheet as at March 3, 2012 and February 26, 2011. Previously, these holdings were classified as bank balances on the consolidated balance sheet as at February 27, 2010. The Company has not recorded any additional impairment on its claim of trust assets as of March 3, 2012. The classification change is represented in the consolidated statement of cash flows for the year ended February 26, 2011 as an acquisition of long-term investments.

Fair Value Measurements	12 Months Ended
Mar. 03, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
5.	FAIR VALUE MEASUREMENTS

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

•	Level 1 - Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

•

Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 - Significant unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of the Company’s cash and cash equivalents, accounts receivables, other receivables, accounts payable and accrued liabilities approximate fair value due to their short maturities.

In determining the fair value of investments held, the Company primarily relies on an independent third party valuator for the fair valuation of securities. Pricing inputs used by the independent third party valuator are generally received from two primary vendors. The pricing inputs are reviewed for completeness and accuracy, within a set tolerance level, on a daily basis by the third party valuator. The Company also reviews and understands the inputs used in the valuation process and assesses the pricing of the securities for reasonableness.

The fair values of money market funds were derived from quoted prices in active markets for identical assets or liabilities.

For bankers acceptances, non-U.S. government promissory notes, term deposits/certificates and commercial paper, the independent third party utilizes amortized cost as the short-term nature of the securities approximates fair value. For non-U.S. treasury bills/notes, U.S. treasury bills/notes, U.S. government sponsored enterprise notes, non-U.S. government sponsored enterprise notes, corporate notes/bonds (other than those classified as Level 3), and asset-backed securities, the independent third party provides fair values determined from quoted prices that it obtains from vendors. The Company then corroborates the fair values received from the independent third party against the results of its internal valuation in order to corroborate the pricing provided by the independent third party.

The Company corroborates the fair values provided by the independent third party for bankers acceptances by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, and credit ratings. The bankers acceptances held by the Company are all issued by major banking organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for term deposits/certificates by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit ratings. The term deposits/certificates held by the Company are all issued by major banking organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for commercial paper by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, dealer placed rates and credit ratings. The commercial paper held by the Company are all issued by major financing, corporate or capital organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for non-U.S. treasury bills/notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit rating. All non-U.S. treasury bills/notes held by the Company are issued by the Federal and/or Provincial Governments of Canada and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for U.S. treasury bills/notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities as provided by U.S. government bond dealers. All U.S. treasury bills/notes held by the Company are issued by the United States Department of the Treasury and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for U.S. government sponsored enterprise notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities as provided by U.S. government bond dealers or prices as provided by the published index of U.S. Agency securities. The U.S. government sponsored enterprise notes held by the Company are primarily agency notes and collateralized mortgage obligations issued and backed by government organizations such as Freddie Mac and Fannie Mae and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for non-U.S. government sponsored enterprise notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit ratings. The non-U.S. government sponsored enterprise notes held by the Company are primarily issued by investment banks backed by European or Latin American countries and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for corporate notes/bonds (other than those classified as Level 3) by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, yield curves, swap rates, credit ratings, industry comparable trades and spread history. The corporate notes/bonds held by the Company are all issued by major corporate organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for asset-backed securities by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for different observable inputs such as differences in swap rates and spreads, credit ratings, pricing changes relative to asset class, priority in capital structure, principal payment windows, and maturity dates. All asset-backed securities held by the Company are issued by government or consumer agencies and are primarily backed by commercial automobile and equipment loans and leases. All asset-backed securities held by the Company have investment grade ratings.

Fair values for all investment categories provided by the independent third party that are in excess of 0.5% from the fair values determined by the Company are communicated to the third party for consideration of reasonableness. The independent third party considers the information provided by the Company before determining whether a change in the original pricing is warranted.

The fair values of corporate notes/bonds classified as Level 3, which represent investments in securities for which there is not an active market, are estimated via cash flow pricing methodology using unobservable inputs such as actual monthly interest and principal payments received, maturity rates of holdings, historical prices realized on sales, defaults experienced, maturity extension risk, pricing for similar securities, collateral value, and recovery value for similar securities. The corporate notes/bonds classified as Level 3 held by the Company consist of securities received in a payment-in-kind distribution from a former structured investment vehicle.

The fair value of auction rate securities is estimated using a discounted cash flow model incorporating maturity dates, contractual terms and assumptions concerning liquidity and credit adjustments of the security sponsor to determine timing and amount of future cash flows. The fair value includes an impairment charge of $6 million recognized in fiscal 2011 as discussed in note 4.

The fair value of other investments is represented by the trust claim on LBIE bankruptcy assets and is estimated using unobservable inputs such as estimated recovery values and prices observed on market activity for similar LBIE bankruptcy claims. The fair value includes an impairment charge of $11 million recognized in fiscal 2011 as discussed in note 4.

The fair value of currency forward contracts and currency option contracts has been determined using notional and exercise values, transaction rates, market quoted currency spot rates, forward points and interest rate yield curves. For currency forward contracts and currency option contracts, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. Changes in assumptions could have a significant effect on the estimates.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

As at March 3, 2012	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers acceptances	—	284	—	284
Term deposits/certificates	—	217	—	217
Commercial paper	—	402	—	402
Non-U.S. treasury bills/notes	—	71	—	71
U.S. treasury bills/notes	—	114	—	114
U.S. government sponsored enterprise notes	—	127	—	127
Non-U.S. government sponsored enterprise notes	—	18	—	18
Corporate notes/bonds	—	159	7	166
Asset-backed securities	—	109	—	109
Auction-rate securities	—	—	36	36
Other investments	—	—	25	25

Total available-for-sale investments	$5	$1,501	$68	$1,574
Currency forward contracts	—	55	—	55
Currency options contracts	—	17	—	17

Total assets	$5	$1,573	$68	$1,646

Liabilities
Currency forward contracts	$—	$34	$—	$34
Currency option contracts	—	1	—	1

Total liabilities	$—	$35	$—	$35

As at February 26, 2011	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$20	$—	$—	$20
Bankers acceptances	—	468	—	468
Term deposits/certificates	—	125	—	125
Commercial paper	—	416	—	416
Non-U.S. treasury bills/notes	—	509	—	509
U.S. treasury bills/notes	—	82	—	82
U.S. government sponsored enterprise notes	—	191	—	191
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	335	11	346
Asset-backed securities	—	141	—	141
Auction-rate securities	—	—	35	35
Other investments	—	—	25	25

Total available-for-sale investments	$20	$2,293	$71	$2,384
Currency forward contracts	—	63	—	63
Currency options contracts	—	1	—	1

Total assets	$20	$2,357	$71	$2,448

Liabilities
Currency forward contracts	$—	$129	$—	$129
Currency option contracts	—	1	—	1

Total liabilities	$—	$130	$—	$130

The following table summarizes the changes in fair value of the Company’s Level 3 assets for the year ended March 3, 2012:

Level 3
Balance at February 27, 2010	$48
Change in market values	2
Transfers out of Level 3	(4)
Transfers into Level 3	25

Balance at February 26, 2011	71
Change in market values	1
Principal repayments received	(4)
Transfers out of Level 3	—
Transfers into Level 3	—

Balance at March 3, 2012	$68

The Company recognizes transfers into and out of levels within the fair value hierarchy at the end of the reporting period in which the actual event or change in circumstance occurred. During the year ended March 3, 2012, the Company did not have any significant transfers in or out of Level 1, Level 2 or Level 3. During the year ended February 26, 2011, the Company transferred $25 million into Level 3 Other investments from bank balances, representing the trust claim on LBIE bankruptcy assets.

Consolidated Balance Sheets Detail	12 Months Ended
Mar. 03, 2012
Consolidated Balance Sheets Detail [Abstract]
Consolidated Balance Sheets Detail
6.	CONSOLIDATED BALANCE SHEETS DETAIL

Inventories

Inventories were comprised as follows:

	As at
	March 3, 2012	February 26, 2011
Raw materials	$771	$552
Work in process	520	222
Finished goods	167	94
Provision for excess and obsolete inventories	(431)	(250)

	$1,027	$618

Property, plant and equipment, net

Property, plant and equipment were comprised of the following:

	As at
	March 3, 2012	February 26, 2011

Cost
Land	$140	$128
Buildings, leaseholds and other	1,393	1,155
BlackBerry operations and other information technology	2,194	1,803
Manufacturing equipment, research and development equipment, and tooling	524	380
Furniture and fixtures	529	433

	4,780	3,899
Accumulated amortization	2,032	1,395

Net book value	$2,748	$2,504

As at March 3, 2012, the carrying amount of assets under construction was $392 million (February 26, 2011 - $296 million). Of this amount, $241 million (February 26, 2011 - $164 million) was included in buildings, leaseholds and other; $132 million (February 26, 2011 - $131 million) was included in BlackBerry operations and other information technology; $15 million (February 26, 2011 - $1 million) was included in manufacturing equipment, research and development equipment, and tooling; and $4 million (February 26, 2011 – nil) was included in furniture and fixtures.

For the year ended March 3, 2012, amortization expense related to property, plant and equipment was $660 million (February 26, 2011 - $497 million; February 27, 2010 - $345 million).

Intangible assets, net

Intangible assets were comprised of the following:

	00000000	00000000	00000000
	As at March 3, 2012
	Cost	Accumulated amortization	Net book value
Acquired technology	$397	$182	$215
Intellectual Property	4,217	1,146	3,071

	$4,614	$1,328	$3,286

	As at February 26, 2011
	Cost	Accumulated amortization	Net book value
Acquired technology	$321	$125	$196
Intellectual Property	2,346	744	1,602

	$2,667	$869	$1,798

During fiscal 2012, the additions to intangible assets primarily consisted of payments relating to amended or renewed licensing agreements, patent license agreements including those relating to 3G and 4G technologies, a patent license agreement with IV International, as well as agreements with third parties for the use of intellectual property, software, messaging services and other BlackBerry related features, as well as intangible assets associated with the business acquisitions discussed in note 7.

During fiscal 2012, a consortium of certain technology companies, of which the Company is a part, emerged as the winning bidder for all of Nortel’s remaining patents and patent applications for a cash purchase price of $4.5 billion. The Company’s portion of the purchase consideration is approximately $775 million. The purchase includes more than 6,000 patents and patent applications spanning wireless, wireless 4G, data networking, voice, internet and other patents. The majority of the Company’s portion of the purchase consideration was recorded as intangible assets as at March 3, 2012.

For the year ended March 3, 2012, amortization expense related to intangible assets was $863 million (February 26, 2011 - $430 million; February 27, 2010 - $271 million). Total additions to intangible assets in fiscal 2012 were $2.4 billion (2011 - $906 million).

Based on the carrying value of the identified intangible assets as at March 3, 2012 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five fiscal years is expected to be as follows: 2013 - $1.3 billion; 2014 - $447 million; 2015 - $331 million; 2016 - $263 million; and 2017 - $217 million.

The weighted-average remaining useful life of the acquired technology is 2.9 years (2011 – 3.5 years).

Goodwill

Changes to the carrying amount of goodwill during the fiscal year ended March 3, 2012 were as follows:

Balance as at February 26, 2011	$508
Goodwill acquired through business combinations during the period	151
Goodwill impairment charge	(355)

Balance as of March 3, 2012	$304

Goodwill is tested annually for impairment during the fourth quarter or more frequently if it is warranted by changes in events and circumstances that indicate goodwill is more likely than not impaired. These events and circumstances may include a significant change in legal factors or in the business climate, a significant decline in the Company’s share price, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant disposal activity and the testing of recoverability for a significant asset group.

Goodwill is tested for impairment using a two-step process. The first step involves comparing the Company’s estimated fair value to its carrying amount, including goodwill. If the estimated fair value of the Company exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, there is an indication of potential impairment and the second step of the goodwill impairment test is performed to measure the impairment amount. The second step involves determining an implied fair value of goodwill for the Company, which is calculated by measuring the excess of the estimated fair value of the Company over the aggregated estimated fair values of identifiable assets and liabilities. The conduct of the second step involves significant judgment on the selection of assumptions necessary to arrive at an implied fair value of goodwill. These assumptions include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets. If, after conducting the second step of the test, the carrying amount of goodwill exceeds its implied fair value, a non-cash impairment loss is recognized in an amount equal to that excess.

During the fourth quarter ended March 3, 2012, the Company performed the first step of the annual impairment test. The estimated fair value of the Company was determined utilizing a market-based approach and the Company’s market capitalization was used as a key input for the determination of fair value of the Company. The Company’s market capitalization was determined by multiplying the number of shares outstanding as at March 3, 2012 by the average closing market price of the Company’s common shares over the preceding 5-day period. The Company used this duration in order to incorporate the inherent market fluctuations that may affect any individual closing price of the Company’s shares. The Company believes that market capitalization alone does not capture the fair value of the business as a whole, or the substantial value that an acquirer would obtain from its ability to obtain control of the business. Consequently, the Company developed an estimate for the control premium that a marketplace participant might pay to acquire control of the business in an arms-length transaction. The determination of the control premium requires significant judgment and the Company observed recent market transactions as a guide to establish a range of reasonably possible control premiums to estimate the Company’s fair value. The Company believes that the main factor leading to the impairment was a significant decline in its share price. The result of this analysis concluded that the carrying value of the Company exceeded its estimated fair value as at the balance sheet date, and as such, the second step of the goodwill impairment test was performed.

In the second step of the impairment test, the impairment loss was measured by estimating the implied fair value of the Company’s goodwill and comparing it with its carrying value. Using the Company’s fair value determined in the first step as the acquisition price in a hypothetical acquisition of the Company, the implied fair value of goodwill was calculated as the residual amount of the acquisition price after allocations made to the fair value of net assets, including working capital, plant and equipment and both recognized and unrecognized intangible assets. Based on the results of the second step of the goodwill impairment test, it was concluded that the carrying value of goodwill was impaired. Consequently, the Company recorded a goodwill impairment charge of $355 million and reported this amount as a separate line item in the Consolidated Statements of Operations.

Accrued liabilities

Accrued liabilities were comprised of the following:

	As at
	March 3, 2012	February 26, 2011
Marketing costs	$367	$419
Vendor inventory liabilities	279	116
Warranty	408	459
Royalties	382	461
Carrier liabilities	524	308
Other	422	748

	$2,382	$2,511

Other accrued liabilities, as noted in the above chart, include, among other things, salaries, payroll withholding taxes and incentive accruals, none of which are greater than 5% of the current liabilities balance.

Business Acquisitions	12 Months Ended
Mar. 03, 2012
Business Acquisitions [Abstract]
Business Acquisitions
7.	BUSINESS ACQUISITIONS

Subsequent to year end, the Company purchased for cash consideration 100% of the shares of Paratek Microwave Inc. whose acquired technologies will be incorporated into the Company’s products to enhance radio frequency tuning technologies. Given the timing of the acquisition and the terms of the purchase agreement, it is impracticable for the Company to disclose the assets acquired, liabilities assumed and the amount of acquisition-related costs. Pro forma results of operations for the acquisition have not been presented because the effects of the operations are not considered to be material to the Company’s consolidated results. The initial accounting will be completed in the first quarter of fiscal 2013.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology will be incorporated into the Company’s proprietary technology.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology offers cloud-based services for storing, sharing, accessing and organizing digital content on mobile devices.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology is being incorporated into an application on the BlackBerry PlayBook tablet.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology offers a customizable and cross-platform social mobile gaming developer tool kit.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology will provide a multi-platform BlackBerry Enterprise Solution for managing and securing mobile devices for enterprises and government organizations.

During fiscal 2012, the Company purchased for cash consideration certain assets of a company whose acquired technologies will be incorporated into the Company’s products to enhance calendar scheduling capabilities.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology is being incorporated into the Company’s developer tools.

During fiscal 2011, the Company purchased for cash consideration 100% of the shares of a company whose acquired technology is being incorporated through a BlackBerry application. The transaction closed on February 11, 2011.

During fiscal 2011, a wholly-owned subsidiary of the Company purchased for cash consideration 100% of the common shares of a subsidiary of TAT The Astonishing Tribe (“TAT”). TAT’s design expertise and technologies will be incorporated into the Company’s products to enhance the user interface and customer experience. The transaction closed on December 23, 2010.

During fiscal 2011, the Company purchased for cash consideration 100% of the shares of a company whose acquired technologies will enhance the Company’s ability to manage application store fronts and data collection. The transaction closed on August 20, 2010.

During fiscal 2011, the Company purchased for cash consideration certain assets of a company whose acquired technologies will enhance document access and handling capabilities. The transaction closed on July 12, 2010.

During fiscal 2011, the Company purchased for cash consideration 100% of the common shares of QNX Software Systems (“QNX”) for $200 million. QNX’s proprietary software has been incorporated into the Company’s products. The transaction closed on June 1, 2010.

During fiscal 2011, the Company purchased for cash consideration 100% of the common shares of a company whose proprietary software will be incorporated into the Company’s software. The transaction closed on March 26, 2010.

During fiscal 2010, the Company purchased for cash consideration certain assets of a company whose acquired technologies will be used in next generation wireless technologies. The transaction closed on February 9, 2010.

During fiscal 2010, the Company purchased for cash consideration 100% of the common shares of Torch Mobile Inc. (“Torch”). The transaction closed on August 21, 2009. Torch provides the Company with web browser based technology.

During fiscal 2010, the Company purchased for cash consideration 100% of the common shares of a company whose proprietary software will be incorporated into the Company’s software. The transaction closed on May 22, 2009.

During fiscal 2010, the Company purchased 100% of the common shares of Certicom Corp. (“Certicom”) at a price of CAD $3.00 for each common share of Certicom or approximately CAD $131 million. The transaction closed on March 23, 2009. Certicom is a leading provider of cryptography required by software vendors and device manufacturers looking to protect the value of content, applications and devices with government approved security using Elliptic Curve Cryptography.

The acquisitions were accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed were measured at their fair values as of the date of acquisition. The excess of the acquisition price over such fair value, if any, is recorded as goodwill, which is not expected to be deductible for tax purposes. In-process research and development is charged to amortization expense immediately after acquisition. The Company includes the operating results of each acquired business in the consolidated financial statements from the date of acquisition.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition along with prior year’s acquisition allocations:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010
Assets purchased

Current assets	$12	$11	$19
Property, plant and equipment	3	5	—
Other assets	6	—	—
Customer relationship intangible	16	—	—
Acquired technology	72	152	73
In-process research and development	5	—	—
Patents	—	—	37
Deferred income tax asset	4	1	26
Goodwill (1)	151	357	13

	269	526	168

Liabilities assumed	29	11	15
Deferred income tax liability	9	17	1

	38	28	16

Net non-cash assets acquired	231	498	152

Cash acquired	6	1	9

Net assets acquired	237	499	161
Excess of net assets acquired over consideration paid (2)	—	—	(9)

Purchase price	$237	$499	$152

Consideration
Cash consideration	$232	$494	$152
Contingent consideration (3)	5	5	—

	$237	$499	$152

(1)	Represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. Goodwill as a result of certain assets purchased is expected to be deductible for tax purposes in the amount of approximately $10 million.
(2)	In fiscal 2010, the Company recorded a gain of $9 million as a result of the excess of net assets acquired over consideration paid on one of the acquisitions. The excess of the fair value of net assets acquired over consideration paid resulted from the combination of the significant value attributed to the identifiable intangible assets and the Company’s ability to utilize tax losses of an acquiree, which was generally not available to other market participants. The gain was recognized in selling, marketing and administration during fiscal 2010.
(3)	The Company has agreed to additional consideration contingent upon the achievement of certain agreed upon technology milestones, the outcome of pending patent infringement litigation, and the recovery of certain tax credits.

The weighted average amortization period of the acquired technology related to the business acquisitions completed in fiscal 2012 is approximately 3.4 years (2011 – 3.8 years).

Pro forma results of operations for the acquisitions have not been presented because the effects of the operations, individually or in aggregate, are not considered to be material to the Company’s consolidated results.

Income Taxes	12 Months Ended
Mar. 03, 2012
Income Taxes [Abstract]
Income Taxes
8.	INCOME TAXES

The difference between the amount of the provision for income taxes and the amount computed by multiplying income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Statutory Canadian tax rate	28.0%	30.5%	32.8%

Expected income tax provision	$423	$1,414	$1,072

Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election	—	—	(145)
Investment tax credits	(138)	(138)	(101)
Manufacturing and processing activities	(21)	(71)	(52)
Non-deductible goodwill impairment	90	—	—
Foreign tax rate differences	12	15	5
Other differences	(19)	13	30

	$347	$1,233	$809

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Income before income taxes:
Canadian	$1,272	$4,279	$2,999
Foreign	239	364	267

	$1,511	$4,643	$3,266

The provision for (recovery of) income taxes consists of the following:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Provision for (recovery of) income taxes:
Current
Canadian	$176	$1,059	$696
Foreign	181	83	62
Deferred
Canadian	34	57	21
Foreign	(44)	34	30

	$347	$1,233	$809

Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	March 3, 2012	February 26, 2011
Assets
Non-deductible reserves	$216	$225
Tax loss carryforwards	30	36
Unrealized losses on financial instruments	—	5
Other tax carryforwards	30	18

Deferred income tax assets	276	284

Liabilities
Property, plant and equipment	(282)	(318)
Research and development	(17)	(13)
Unrealized gains on financial instruments	(12)	—

Deferred income tax liabilities	(311)	(331)

Net deferred income tax liability	$(35)	$(47)

Deferred income tax asset - current	$197	$229
Deferred income tax liability - long-term	(232)	(276)

	$(35)	$(47)

The Company determined that it is more likely than not that it can realize its deferred income tax assets. Accordingly, no valuation allowance is required on its deferred income tax assets as at March 3, 2012 (February 26, 2011 - nil). The Company will continue to evaluate and examine the valuation allowance on a regular basis, and when required, the valuation allowance may be adjusted.

The Company has not provided for Canadian deferred income taxes or foreign withholding taxes that would apply on the distribution of the income of its non-Canadian subsidiaries, as this income is intended to be reinvested indefinitely.

The Company’s total unrecognized income tax benefits as at March 3, 2012 and February 26, 2011 were $146 million and $164 million, respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective tax rate is as follows:

(in millions)
Unrecognized income tax benefits balance as at February 26, 2011	$164
Increase for tax positions of prior years	15
Settlement of tax positions	(8)
Expiration of statute of limitations	(24)
Other	(1)

Unrecognized income tax benefits balance as at March 3, 2012	$146

As at March 3, 2012, the total unrecognized income tax benefits of $146 million include approximately $121 million of unrecognized income tax benefits that have been netted against related deferred income tax assets. The remaining $25 million is recorded within current income taxes payable and other non-current taxes payable on the Company’s consolidated balance sheet as of March 3, 2012.

A summary of open tax years by major jurisdiction is presented below:

Canada (1)	Fiscal 2006 - 2012
United States (1)	Fiscal 2009 - 2012
United Kingdom	Fiscal 2010 - 2012

(1)	Includes federal as well as provincial and state jurisdictions, as applicable.

The Company is subject to ongoing examination by tax authorities in the jurisdictions in which it operates. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes. The Canada Revenue Agency (“CRA”) recently concluded its examination of the Company’s fiscal 2006 to fiscal 2009 Canadian corporate tax filings. Although the audit concluded with no material adjustments to income taxes payable, there remains uncertainty with respect to certain tax attributes that have resulted from the restructuring of RIM’s international operations. The Company believes it is reasonably possible that approximately $142 million of its gross unrecognized income tax benefit will decrease in the next twelve months, the majority of which relates to the tax attributes resulting from the restructuring of RIM’s international operations. The Company has other non-Canadian income tax audits pending. While the final resolution of these audits is uncertain, the Company believes the ultimate resolution of these audits will not have a material adverse effect on its consolidated financial position, liquidity or results of operations.

The Company recognizes interest and penalties related to unrecognized income tax benefits as interest expense that is netted and reported within investment income. The amount of interest accrued as at March 3, 2012 was approximately $6 million (February 26, 2011 – approximately $12 million). The amount of penalties accrued as at March 3, 2012 was nil (February 26, 2011 – nil).

Capital Stock	12 Months Ended
Mar. 03, 2012
Capital Stock/Comprehensive Income [Abstract]
Capital Stock
9.	CAPITAL STOCK

(a)	Capital stock

The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. At March 3, 2012 and February 26, 2011, there were no Class A common shares or preferred shares outstanding.

The following details the changes in issued and outstanding common shares for the three years ended March 3, 2012:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 28, 2009	566,219	$2,328	—	$—

Exercise of stock options	3,408	30	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	58	—	—
Tax benefits related to stock-based compensation	—	2	—	—
Purchase of treasury stock	—	—	1,459	(94)
Common shares repurchased	(12,300)	(46)	—	—

Common shares outstanding as at February 27, 2010	557,329	2,372	1,459	(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	2,359	2,753	(160)

Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury stock vested	—	(17)	(359)	17

Common shares outstanding as at March 3, 2012	524,160	$2,446	8,711	$(299)

On June 16, 2011, RIM’s Board of Directors approved a share repurchase program to commence any time after July 10, 2011 to purchase for cancellation through the facilities of the NASDAQ Stock Market or, subject to regulatory approval, by way of private agreement up to 5% of RIM’s outstanding common shares (representing approximately 26 million common shares as of the date hereof). The share repurchase program will remain in place for up to 12 months or until the purchases are completed or the program is terminated by RIM. No common shares have been repurchased under this program to date.

The price that the Company will pay for any shares purchased over NASDAQ will be the prevailing market price at the time of purchase. The share repurchase program will be effected in accordance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, which contains restrictions on the number of shares that may be purchased on a single day, subject to certain exceptions for block purchases, based on the average daily trading volumes of the Company’s shares on NASDAQ. Any purchases made by way of private agreement may be at a discount to the prevailing market price at the time of purchase, and would be subject to regulatory approval.

The Company had 524 million voting common shares outstanding, options to purchase 4 million voting common shares, 8 million RSUs and 0.1 million DSUs outstanding as at April 4, 2012.

(b)	Stock-based compensation

Stock Option Plan

The Company recorded a charge to income and a credit to paid-in-capital of approximately $27 million in fiscal 2012 (fiscal 2011 - $31 million; fiscal 2010 - $37 million) in relation to stock-based compensation expense.

The Company has presented excess tax benefits (deficiencies) from the exercise of stock-based compensation awards as a financing activity in the consolidated statement of cash flows.

Stock options granted under the plan generally vest over a period of five years and are generally exercisable over a period of six years to a maximum of ten years from the grant date. The Company issues new shares to satisfy stock option exercises. There are 15 million stock options available for future grants under the stock option plan as at March 3, 2012.

As part of a settlement agreement reached with the Ontario Securities Commission (“OSC”), on February 5, 2009, Messrs. Balsillie, Lazaridis and Kavelman agreed to contribute, in aggregate, a total of approximately CAD $83 million to RIM, consisting of (i) a total of CAD $38 million to RIM in respect of the outstanding benefit arising from incorrectly priced stock options granted to all RIM employees from 1996 to 2006, and (ii) a total of CAD $45 million to RIM (CAD $15 million of which had previously been paid) to defray costs incurred by RIM in the investigation and remediation of stock options, granting practices and related governance practices at RIM. These contributions are being made through Messrs. Balsillie, Lazaridis and Kavelman undertaking not to exercise certain vested RIM options to acquire an aggregate of 1,160,129 common shares of RIM. These options had a fair value equal to the aggregate contribution amounts determined using a Black-Scholes-Merton calculation based on the last trading day prior to the day the OSC issued a notice of hearing in respect of the matters giving rise to the settlement. In the first quarter of fiscal 2010, options to acquire an aggregate of 758,837 common shares of RIM, and in the fourth quarter of fiscal 2011, options to acquire an aggregate of 391,292 common shares of RIM, expired in satisfaction of the undertakings not to exercise options. During the first quarter of fiscal 2012, the remaining 10,000 options expired in satisfaction of the undertakings not to exercise options effectively completing the contributions required as part of the settlement agreement reached with the OSC.

A summary of option activity since February 28, 2009 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2009	12,731	$27.51

Granted during the year	559	64.14
Exercised during the year	(3,408)	8.87
Forfeited/cancelled/expired during the year	(859)	15.03

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36

Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58

Balance as at March 3, 2012	3,618	$73.86	1.72	$—

Vested and expected to vest as at March 3, 2012	3,570	$73.66	1.71	$—

Exercisable as at March 3, 2012	3,019	$70.88	1.60	$—

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on March 3, 2012 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on March 3, 2012. The intrinsic value of stock options exercised during fiscal 2012, calculated using the average market price during the year, was approximately $1 per share.

A summary of unvested stock options since February 26, 2011 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 26, 2011	1,517	$37.63

Vested during the period	(775)	34.63
Forfeited during the period	(143)	37.59

Balance as at March 3, 2012	599	$41.53

As at March 3, 2012, there was $17 million of unrecognized stock-based compensation expense related to unvested stock options which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.2 years. The total fair value of stock options vested during the year ended March 3, 2012 was $27 million.

Cash received from the stock options exercised for the year ended March 3, 2012 was $9 million (February 26, 2011 - $67 million). Tax deficiencies incurred by the Company related to the stock options exercised was $2 million at March 3, 2012 (February 26, 2011 – tax deficiencies incurred of $1 million; February 27, 2010 – tax benefits realized of $2 million).

During the years ended March 3, 2012 and February 26, 2011, there were no stock options granted. During the year ended February 27, 2010, there were approximately 559 thousand stock options granted. The weighted-average fair values of stock options granted during fiscal 2010 were calculated using the BSM option-pricing model with the following assumptions:

February 27, 2010

Number of options granted (000’s)	559

Weighted-average grant date fair value of stock options granted during the year	$33.02

Assumptions:
Risk-free interest rate	1.8%
Expected life in years	4.2
Expected dividend yield	0%
Volatility	65%

At the time the stock options were granted, the Company had no current expectation of paying cash dividends on its common shares and the risk-free interest rates utilized during the life of the stock options was based on a U.S. Treasury security for an equivalent period. In addition, the Company estimated the volatility of its common shares at the date of grant based on a combination of the implied volatility of publicly traded options on its common shares, and historical volatility, as the Company believes that this was a better indicator of expected volatility going forward. Finally, the expected life of stock options granted under the plan was based on historical exercise patterns, which the Company believes were representative of future exercise patterns.

Restricted Share Unit Plan

The Company recorded compensation expense with respect to RSUs of approximately $70 million in the year ended March 3, 2012 (February 26, 2011 - $42 million; February 27, 2010 - $21 million).

During fiscal 2012, a trustee selected by the Company purchased 6,316,780 common shares for total consideration of approximately $156 million to comply with its obligations to deliver shares upon vesting (2011 – 1,470,703 common shares were purchased for total cash consideration of approximately $76 million). These purchased shares are classified as treasury stock for accounting purposes and included in the shareholders’ equity section of the Company’s consolidated balance sheet.

A summary of RSU activity since February 26, 2011 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 26, 2011	2,703	$57.40

Granted during the period	7,093	25.33
Vested during the period	(359)	60.42
Cancelled during the period	(842)	45.73

Balance as at March 3, 2012	8,595	$31.96	1.74	$118

Vested and expected to vest at March 3, 2012	7,952	$32.24	1.72	$110

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on March 3, 2012) that would have been received by RSU holders if all RSUs had been redeemed on March 3, 2012.

As at March 3, 2012, there was $167 million of unrecognized compensation expense related to RSUs which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.6 years.

Deferred Share Unit Plan

The Company issued 0.1 million DSUs in the year ended March 3, 2012. There are 0.1 million DSUs outstanding as at March 3, 2012 (February 26, 2011 – 0.1 million). The Company had a liability of $2 million in relation to the DSU plan as at March 3, 2012 (February 26, 2011 - $3 million).

Commitments and Contingencies	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES

(a)	Credit Facility

On September 8, 2011, the Company has entered into a new $500 million senior unsecured revolving credit facility (the “Facility”) with a syndicate of commercial banks for working capital, capital expenditures, acquisitions, investments and general corporate purposes. As at March 3, 2012, the Company has utilized $8 million of the Facility for outstanding letters of credit. The Facility can be increased to $1.0 billion at the Company’s request, subject to receiving additional credit commitments from new or existing commercial banks within the syndicate.

(b)	Lease commitments

The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

Real Estate
For the years ending
2013	$56
2014	47
2015	39
2016	35
2017	31
Thereafter	93

$301

For the year ended March 3, 2012, the Company incurred rental expense of $91 million (February 26, 2011 - $68 million; February 27, 2010 - $40 million).

(c)	Indemnification

The Company enters into certain agreements that include indemnification provisions under which the Company could be subject to costs and damages in the event of an infringement claim against the Company or an indemnified third party. Such intellectual property infringement indemnification clauses are generally not subject to any dollar limits and remain in effect for the term of our agreements. To date, the Company has not encountered material costs as a result of such indemnifications.

The Company has entered into indemnification agreements with its directors and executive officers. Under these agreements, the Company agreed, subject to applicable law, to indemnify its directors and executive officers against all costs, charges and expenses reasonably incurred by such individuals in respect of any civil, criminal or administrative action which could arise by reason of their status as directors or officers. The Company maintains liability insurance coverage for the benefit of its directors and executive officers to reduce its exposure to such obligations. The Company has not encountered material costs as a result of such indemnifications in the current year. See RIM’s Management Information Circular for fiscal 2011 for additional information regarding the Company’s indemnification agreements with its directors and executive officers.

(d)	Litigation

The Company is involved in litigation in the normal course of its business, both as a defendant and as a plaintiff. The Company may be subject to claims (including claims related to patent infringement, purported class actions and derivative actions) either directly or through indemnities against these claims that it provides to certain of its partners. In particular, the industry in which the Company competes has many participants that own, or claim to own, intellectual property, including participants that have been issued patents and may have filed patent applications or may obtain additional patents and proprietary rights for technologies similar to those used by the Company in its products. The Company has received, and may receive in the future, assertions and claims from third parties that the Company’s products infringe on their patents or other intellectual property rights. Litigation has been and will likely continue to be necessary to determine the scope, enforceability and validity of third-party proprietary rights or to establish the Company’s proprietary rights. Regardless of whether litigation against the Company has merit, those claims could be time-consuming to evaluate and defend, result in costly litigation, divert management’s attention and resources, subject the Company to significant liabilities and could have the other effects that are described in greater detail under “Risk Factors – Risks Related to Intellectual Property” and “Risk Factors - Risks Related to the Company’s Business and its Industry - The Company is subject to general commercial litigation and other litigation claims as part of its operations, and it could suffer significant litigation expenses in defending these claims and could be subject to significant damage awards or other remedies” in RIM’s Annual Information Form for the fiscal year ended March 3, 2012, which is included in RIM’s Annual Report on Form 40-F.

Management reviews all of the relevant facts for each claim and applies judgment in evaluating the likelihood and, if applicable, the amount of any potential loss. Where it is considered probable for a material exposure to result and where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.

Additional lawsuits and claims, including purported class actions and derivative actions, may be filed or made based upon the Company’s historical stock option granting practices. Management assesses such claims and where considered likely to result in a material exposure and, where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.

See the “Legal Proceedings and Regulatory Action” section of RIM’s Annual Information Form for additional unaudited information regarding the Company’s legal proceedings, which is included in RIM’s Annual Report on Form 40-F and “Legal Proceedings” in the Management’s Discussion and Analysis (“MD&A”) of financial condition and results of operations for fiscal 2012.

Cost Optimization Program	12 Months Ended
Mar. 03, 2012
Cost Optimization Program [Abstract]
Cost Optimization Program
11.	COST OPTIMIZATION PROGRAM

On June 16, 2011, the Company announced a cost optimization program (the “Cost Optimization Program”) to streamline operations across the organization, which included a headcount reduction. The realignment is focused on eliminating redundancies and reallocating resources to enable the Company to focus on areas that offer the highest growth opportunities and align with the Company’s strategic objectives, such as accelerating new product introductions. The Company believes that a more efficient cost structure will better enable it to respond to new market opportunities and changes in the competitive environment. On July 25, 2011, the Company announced that it would be reducing its global workforce across all functions by approximately 2,000 employees, and that all impacted employees will receive severance packages and outplacement support. The Company incurred approximately $125 million in total pre-tax charges related to the Cost Optimization Program in fiscal 2012. Substantially all of the pre-tax charges are one-time employee termination benefits and the identification of redundant facilities. As of the end of the fiscal year 2012, the Cost Optimization Program, which was focused on headcount reductions and facilities redundancies, was substantially complete. The Company will continue to make any remaining payments for employee termination benefits during fiscal 2013. The payments for charges relating to redundant facilities will continue to be made until the end of the term of the facilities leases.

The following table sets forth the activity in the Company’s Cost Optimization Program for the fiscal year 2012:

	Employee Termination Benefits	Facilities Costs	Total
Balance as at February 28, 2011	$—	$—	$—
Charges incurred	73	52	125
Cash payments made	(63)	(9)	(72)
Foreign exchange adjustments	—	1	1

Balance as at March 3, 2012	$10	$44	$54

The cost optimization charge incurred in the fiscal year 2012 was as follows:

Cost of sales	$14
Research and development	23
Selling, marketing and administration	88

Total Program charge	$125

There were no cost optimization charges incurred during the fiscal year 2011.

Product Warranty	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Product Warranty
12.	PRODUCT WARRANTY

The Company estimates its warranty costs at the time of revenue recognition based on historical warranty claims experience and records the expense in cost of sales. The warranty accrual balance is reviewed quarterly to establish that it materially reflects the remaining obligation based on the anticipated future expenditures over the balance of the obligation period. Adjustments are made when the actual warranty claim experience differs from estimates.

The change in the Company’s warranty expense and actual warranty experience from February 28, 2009 to March 3, 2012 as well as the accrued warranty obligations as at March 3, 2012 are set forth in the following table:

Accrued warranty obligations as at February 28, 2009	$184

Actual warranty experience during fiscal 2010	(416)
Fiscal 2010 warranty provision	463
Adjustments for changes in estimate	21

Accrued warranty obligations as at February 27, 2010	252

Actual warranty experience during fiscal 2011	(657)
Fiscal 2011 warranty provision	806
Adjustments for changes in estimate	58

Accrued warranty obligations as at February 26, 2011	459

Actual warranty experience during fiscal 2012	(685)
Fiscal 2012 warranty provision	622
Adjustments for changes in estimate	12

Accrued warranty obligations as at March 3, 2012	$408

Earnings Per Share	12 Months Ended
Mar. 03, 2012
Earnings Per Share [Abstract]
Earnings Per Share
13.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	For the year ended
	March 3,	February 26,	February 27,
	2012	2011	2010

Net income for basic and diluted earnings per share available to common shareholders	$1,164	$3,411	$2,457

Weighted-average number of shares outstanding (000’s) - basic	524,101	535,986	564,492

Effect of dilutive securities (000’s) - stock-based compensation	89	2,344	5,267

Weighted-average number of shares and assumed conversions (000’s) - diluted	524,190	538,330	569,759

Earnings per share - reported
Basic	$2.22	$6.36	$4.35
Diluted	$2.22	$6.34	$4.31

Comprehensive Income	12 Months Ended
Mar. 03, 2012
Capital Stock/Comprehensive Income [Abstract]
Comprehensive Income
14.	COMPREHENSIVE INCOME

The components of comprehensive income are shown in the following table:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Net income	$1,164	$3,411	$2,457

Net change in unrealized gains (losses) on available-for-sale investments	(3)	(2)	7
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income tax of $4 million (February 26, 2011 - tax recovery of $7 million ; February 27, 2010 - income taxes of $13 million)	14	(20)	28
Amounts reclassified to earnings during the year, net of income tax recovery of $14 million (February 26, 2011 - income taxes of $16 million; February 27, 2010 - tax recovery of $6 million)	39	(39)	15

Comprehensive income	$1,214	$3,350	$2,507

The components of accumulated other comprehensive income (loss) are as follows:

	As at
	March 3, 2012	February 26, 2011	February 27, 2010

Accumulated net unrealized gains on available-for-sale investments	$2	$5	$7
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	38	(15)	44

Total accumulated other comprehensive income (loss)	$40	$(10)	$51

The components of unrealized gains (losses) on derivative instruments are as follows:

	As at
	March 3, 2012	February 26, 2011

Unrealized gains included in other current assets	$72	$64
Unrealized losses included in accrued liabilities	(35)	(130)

Net fair value of unrealized gains (losses) on derivative instruments	$37	$(66)

Derivative Financial Instruments	12 Months Ended
Mar. 03, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
15.	DERIVATIVE FINANCIAL INSTRUMENTS

Values of financial instruments outstanding were as follows:

	As at March 3, 2012
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,608	$55
Currency option contracts - asset	$608	$17
Currency forward contracts - liability	$2,155	$(34)
Currency option contracts - liability	$480	$(1)

	As at February 26, 2011
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,622	$63
Currency option contracts - asset	$156	$1
Currency forward contracts - liability	$4,848	$(129)
Currency option contracts - liability	$180	$(1)

Foreign Exchange

The Company uses derivative instruments to manage exposures to foreign exchange risk resulting from transactions in currencies other than its functional currency, the U.S. dollar. The Company’s risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts. The Company does not use derivative instruments for speculative purposes.

The majority of the Company’s revenues in fiscal 2012 are transacted in U.S. dollars. However, portions of the revenues are denominated in Canadian dollars, Euros, and British Pounds. Purchases of raw materials are primarily transacted in U.S. dollars. Other expenses, consisting of the majority of salaries, certain operating costs and manufacturing overhead are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. At March 3, 2012 approximately 38% of cash and cash equivalents, 30% of accounts receivables and 11% of accounts payable and accrued liabilities are denominated in foreign currencies (February 26, 2011 – 59%, 25% and 8%).

The Company enters into forward and option contracts to hedge exposures relating to foreign currency anticipated transactions. These contracts have been designated as cash flow hedges, with the effective portion of the change in fair value initially recorded in accumulated other comprehensive income and subsequently reclassified to income in the period in which the cash flows from the associated hedged transactions affect income. Any ineffective portion of the change in fair value of the cash flow hedge is recognized in current period income. For the years ended March 3, 2012 and February 26, 2011, there was $2 million and nil in realized losses on forward contracts which were ineffective upon maturity as the anticipated hedged transactions did not occur. As at March 3, 2012 and February 26, 2011, the derivatives designated as cash flow hedges were considered to be fully effective with no resulting portions being designated as ineffective. The maturity dates of these instruments range from March 2012 to September 2013. As at March 3, 2012, the net unrealized gains on these forward and option contracts was $51 million (February 26, 2011 – net unrealized losses of $21 million; February 27, 2010 – net unrealized gains of $62 million). Unrealized gains associated with these contracts were recorded in other current assets and accumulated other comprehensive income. Unrealized losses were recorded in accrued liabilities and accumulated other comprehensive income. In fiscal 2013, $46 million of net unrealized gains on these derivative contracts will be reclassified to income.

The following table shows the fair values of derivative instruments designated as cash flow hedges in the consolidated balance sheets:

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$42	Other current assets	$57
Currency option contracts - asset	Other current assets	$17	Other current assets	$1
Currency forward contracts - liability	Accrued liabilities	$6	Accrued liabilities	$77
Currency option contracts - liability	Accrued liabilities	$1	Accrued liabilities	$1

The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended March 3, 2012

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$16	Revenue	$(83)

Currency Option Contracts	$8	Revenue	$(3)
Currency Forward Contracts	$5	Cost of sales	$11

Currency Option Contracts	$1	Cost of sales	$—
Currency Forward Contracts	$6	Selling, marketing and administration	$12
Currency Option Contracts	$2	Selling, marketing and administration	$—
Currency Forward Contracts	$10	Research and development	$15

Currency Option Contracts	$3	Research and development	$—

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Ineffective Portion)	Location of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency Forward Contracts	$—	Selling, marketing and administration	$(2)

The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended February 26, 2011:

	Amount of Gain Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$(73)	Revenue	$17
Currency Option Contracts	$(1)	Revenue	$—
Currency Forward Contracts	$13	Cost of sales	$10
Currency Forward Contracts	$17	Selling, marketing and administration	$13
Currency Forward Contracts	$23	Research and development	$16

As part of its risk mitigation strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, Euro, and British Pound. These contracts are not subject to hedge accounting, and any gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March 2012 to August 2012. As at March 3, 2012, net unrealized losses of $14 million were recorded in respect of these instruments (February 26, 2011 – net unrealized losses of $46 million; February 27, 2010 – net unrealized gains of $29 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration.

The following table shows the fair values of derivative instruments that are not subject to hedge accounting in the consolidated balance sheets:

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$13	Other current assets	$6
Currency forward contracts - liability	Accrued liabilities	$28	Accrued liabilities	$52

The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 3, 2012:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(74)
Currency Option Contracts	Selling, marketing and administration	$4

The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended February 26, 2011:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(40)
Currency Option Contracts	Selling, marketing and administration	$1

Credit

The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at March 3, 2012, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains was 30% (February 26, 2011 – 59%; February 27, 2010 – 24%).

The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at March 3, 2012, no single issuer represented more than 9% of the total cash, cash equivalents and investments (February 26, 2011, no single issuer represented more than 19% of the total cash, cash equivalents and investments).

Interest Rate

Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company does not currently utilize interest rate derivative instruments in its investment portfolio.

Segment Disclosures	12 Months Ended
Mar. 03, 2012
Segment Disclosures [Abstract]
Segment Disclosures
16.	SEGMENT DISCLOSURES

The Company is organized and managed as a single reportable business segment. The Company’s operations are substantially all related to the research, design, manufacture and sales of wireless communications products, services and software.

Revenue, classified by major geographic segments in which our customers are located, was as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue
Canada	$1,260	$1,408	$844
United States	4,182	7,823	8,620
United Kingdom	1,919	2,218	1,447
Other	11,074	8,458	4,042

	$18,435	$19,907	$14,953

Revenue
Canada	6.8%	7.1%	5.6%
United States	22.7%	39.3%	57.7%
United Kingdom	10.4%	11.1%	9.7%
Other	60.1%	42.5%	27.0%

	100.0%	100.0%	100.0%

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue mix
Devices	$13,794	$15,956	$12,116
Service	4,086	3,197	2,158
Software	318	294	259
Other	237	460	420

	$18,435	$19,907	$14,953

	As at
	March 3, 2012	February 26, 2011

Property, plant and equipment, intangible assets and goodwill
Canada	$5,382	$3,787
United States	555	707
United Kingdom	37	41
Other	364	275

	$6,338	$4,810

Total assets
Canada	$8,693	$6,935
United States	2,337	3,390
United Kingdom	1,554	1,594
Other	1,147	956

	$13,731	$12,875

Cash Flow Information	12 Months Ended
Mar. 03, 2012
Cash Flow Information [Abstract]
Cash Flow Information
17.	CASH FLOW INFORMATION

(a)	Cash flows resulting from net changes in working capital items are as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Accounts receivable	$898	$(1,352)	$(481)
Other receivables	(168)	(117)	(45)
Inventories	(409)	42	48
Income taxes receivable	(135)	—	—
Other current assets	(143)	54	(40)
Accounts payable	(90)	216	167
Accrued liabilities	(135)	539	442
Income taxes payable	(179)	82	(266)
Deferred revenue	151	40	14

	$(210)	$(496)	$(161)

(b)	Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Interest paid during the year	$—	$—	$—
Income taxes paid during the year	$684	$1,053	$1,082

(c)	Additional information

Advertising expense, which includes media, agency and promotional expenses totalling $864 million (February 26, 2011 - $1.1 billion; February 27, 2010 - $791 million) is included in selling, marketing and administration expense for the fiscal year ended March 3, 2012.

Selling, marketing and administration expense for the fiscal year ended March 3, 2012 included $40 million with respect to foreign exchange losses (February 26, 2011 – loss of $5 million; February 27, 2010 – loss of $58 million). For the year ended February 27, 2010, the Company recorded a $54 million charge primarily relating to the reversal of foreign exchange gains previously recorded in fiscal 2009 on the revaluation of Canadian dollar denominated tax liability balances. Throughout fiscal 2009, foreign exchange gains were offset by foreign exchange losses incurred as a part of the Company’s risk mitigation foreign currency hedging program. With the enactment of changes to the functional currency tax legislation by the Government of Canada in the first quarter of fiscal 2010, the Company changed the basis for calculating its income tax provision for its Canadian operations from Canadian dollars, to the U.S. dollar, its reporting currency with an effective date being the beginning of fiscal 2009. The gains realized on the revaluation of these tax liabilities previously denominated in Canadian dollars throughout fiscal 2009 were reversed upon enactment of the changes to the rules in the first quarter of fiscal 2010.

Research in Motion Limited and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 03, 2012
Research in Motion Limited and Summary of Significant Accounting Policies [Abstract]
Basis of presentation and preparation

Basis of presentation and preparation

The consolidated financial statements include the accounts of all subsidiaries of the Company with intercompany transactions and balances eliminated on consolidation. All of the Company’s subsidiaries are wholly-owned. These consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“U.S. GAAP”) on a basis consistent for all periods presented except as described in note 2. Certain of the comparative figures have been reclassified to conform to the current year presentation.

The Company’s fiscal year end date is the 52 or 53 weeks ending on the last Saturday of February, or the first Saturday of March. The fiscal year ended March 3, 2012 comprises 53 weeks and the fiscal years ended February 26, 2011 and February 27, 2010 comprise 52 weeks.

The significant accounting policies used in these U.S. GAAP consolidated financial statements are as follows:

Use of estimates

Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions with respect to the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Significant areas requiring the use of management estimates relate to the determination of reserves for various litigation claims, provisions for excess and obsolete inventories and liabilities for purchase commitments with contract manufacturers and suppliers, fair values of assets acquired and liabilities assumed in business combinations, royalties, amortization expense, implied fair value of goodwill, provision for income taxes, realization of deferred income tax assets and the related components of the valuation allowance, provisions for warranty and the fair values of financial instruments. Actual results could differ from these estimates.

Foreign currency translation

Foreign currency translation

The U.S. dollar is the functional and reporting currency of the Company. Foreign currency denominated assets and liabilities of the Company and all of its subsidiaries are translated into U.S. dollars. Accordingly, monetary assets and liabilities are translated using the exchange rates in effect at the consolidated balance sheet date and revenues and expenses at the rates of exchange prevailing when the transactions occurred. Remeasurement adjustments are included in income. Non-monetary assets and liabilities are translated at historical exchange rates.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of balances with banks and liquid investments with maturities of three months or less at the date of acquisition.
Accounts receivable, net

Accounts receivable, net

The accounts receivable balance which reflects invoiced and accrued revenue is presented net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects estimates of probable losses in accounts receivables. The Company is dependent on a number of significant customers and on large complex contracts with respect to sales of the majority of its products, software and services. The Company expects the majority of its accounts receivable balances to continue to come from large customers as it sells the majority of its devices and software products and service relay access through network carriers and resellers rather than directly.

The Company evaluates the collectability of its accounts receivables based upon a combination of factors on a periodic basis such as specific credit risk of its customers, historical trends and economic circumstances. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer’s inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, and payment experiences), RIM records a specific bad debt provision to reduce the customer’s related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company’s estimates of the recoverability of accounts receivables balances could be further adjusted. The allowance for doubtful accounts as at March 3, 2012 is $16 million (February 26, 2011 - $2 million).

While the Company sells its products and services to a variety of customers, there were no customers that comprised more than 10% of the Company’s revenue in fiscal 2012 (February 26, 2011 – two customers comprised 11% each; February 27, 2010 - three customers comprised 20%, 13% and 10% each).

Investments

Investments

The Company’s cash equivalents and investments, other than cost method investments of $37 million (February 26, 2011 - $15 million) and equity method investments of $48 million (February 26, 2011 - $11 million), consisting of money market and other debt securities, are classified as available-for-sale for accounting purposes and are carried at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) until such investments mature or are sold. The Company determines the appropriate classification of investments at the time of purchase and subsequently reassesses the classification of such investments at each balance sheet date. The Company uses the specific identification method of determining the cost basis in computing realized gains or losses on available-for-sale investments which are recorded in investment income. In the event of a decline in value which is other-than-temporary, the investment is written down to fair value with a charge to income. The Company does not exercise significant influence with respect to any of these investments.

Investments with maturities one year or less, as well as any investments that management intends to hold for less than one year, are classified as short-term investments. Investments with maturities in excess of one year are classified as long-term investments.

The Company assesses individual investments in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. The Company makes this assessment by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition, the near-term prospects of the individual investment and the Company’s intent and ability to hold the investments. In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in investment income equal to the difference between the cost basis and the fair value of the individual investment at the balance sheet date of the reporting period for which the assessment was made. The fair value of the investment then becomes the new cost basis of the investment.

If a debt security’s market value is below its amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before its anticipated recovery, the Company records an other-than-temporary impairment charge to investment income for the entire amount of the impairment. For other-than-temporary impairments on debt securities that the Company does not intend to sell and it is not more likely than not that the entity will be required to sell the security before its anticipated recovery, the Company would separate the other-than-temporary impairment into the amount representing the credit loss and the amount related to all other factors. The Company would record the other-than-temporary impairment related to the credit loss as a charge to investment income and the remaining other-than-temporary impairment would be recorded as a component of accumulated other comprehensive income.

Derivative financial instruments

Derivative financial instruments

The Company uses derivative financial instruments, including forward contracts and options, to hedge certain foreign currency exposures. The Company does not use derivative financial instruments for speculative purposes.

The Company records all derivative instruments at fair value on the consolidated balance sheets. The fair value of these instruments is calculated based on quoted currency spot rates and interest rates. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative instrument and the resulting designation.

For derivative instruments designated as cash flow hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of accumulated other comprehensive income, net of tax, and subsequently reclassified into income in the same period or periods in which the hedged item affects income. The ineffective portion of the derivative’s gain or loss is recognized in current income. In order for the Company to receive hedge accounting treatment, the cash flow hedge must be highly effective in offsetting changes in the fair value of the hedged item and the relationship between the hedging instrument and the associated hedged item must be formally documented at the inception of the hedge relationship. Hedge effectiveness is formally assessed, both at hedge inception and on an ongoing basis, to determine whether the derivatives used in hedging transactions are highly effective in offsetting changes in the value of the hedged items.

The Company formally documents relationships between hedging instruments and associated hedged items. This documentation includes: identification of the specific foreign currency asset, liability or forecasted transaction being hedged; the nature of the risk being hedged; the hedge objective; and the method of assessing hedge effectiveness. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated as a hedge and any associated deferred gains and losses in accumulated other comprehensive income are recognized in income at that time. Any future changes in the fair value of the instrument are recognized in current income. The Company did not reclassify any losses from accumulated other comprehensive income (loss) into income as a result of the de-designation of any derivative instrument as a hedge during fiscal 2012 (fiscal 2011 – nil).

For any derivative instruments that do not meet the requirements for hedge accounting, or for any derivative instruments for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the U.S. dollar value of the associated asset, liability, or forecasted transaction.

Inventories

Inventories

Raw materials are stated at the lower of cost and replacement cost. Work in process and finished goods inventories are stated at the lower of cost and net realizable value. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead. Cost is determined on a first-in-first-out basis.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment is stated at cost less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years
Furniture and fixtures	Declining balance at 20% per annum

Goodwill and Intangible assets, net

Goodwill

Goodwill represents the excess of the acquisition price over the fair value of identifiable net assets acquired. Goodwill is allocated as at the date of the business combination. Goodwill is not amortized, but is tested for impairment annually, during the fourth quarter, or more frequently if events or changes in circumstances indicate the asset may be impaired. These events and circumstances may include a significant change in legal factors or in the business climate, a significant decline in the Company’s share price, an adverse action of assessment by a regulator, unanticipated competition, a loss of key personnel, significant disposal activity and the testing of recoverability for a significant asset group.

The Company consists of a single reporting unit. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit including goodwill is compared with its fair value. The estimated fair value is determined utilizing a market-based approach, based on the quoted market price of the Company’s stock in an active market, adjusted by an appropriate control premium. When the carrying amount of a reporting unit exceeds its fair value, goodwill of the reporting unit is considered to be impaired, and the second step is necessary.

In the second step of the goodwill impairment test, the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination using the fair value of the reporting unit as if it were the acquisition price. When the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is presented as a separate line item in the consolidated statements of operations. Establishing an implied fair value of goodwill requires the Company to make estimates for key inputs into complex valuation models and to apply significant judgment in the selection of estimates, assumptions and methodologies required to complete the analysis. Areas of judgment include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets.

Intangible assets

Intangible assets with definite lives are stated at cost less accumulated amortization. The Company is currently amortizing its intangible assets with definite lives over periods generally ranging between two to ten years.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets such as property, plant and equipment and intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset.

Income taxes

Income taxes

The Company uses the liability method of tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and tax bases of assets and liabilities, and measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence, to determine whether, based upon the weight of that evidence, a valuation allowance is required. Judgment is required in considering the relative impact of negative and positive evidence.

Significant judgment is required in evaluating the Company’s uncertain tax positions and provisions for income taxes. Liabilities for uncertain tax positions are recognized based on a two-step approach. The first step is to evaluate whether a tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income tax payable and deferred taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain tax positions as interest expense that is netted and reported within investment income.

The Company uses the flow-through method to account for investment tax credits (“ITCs”) earned on eligible scientific research and experimental development expenditures. Under this method, the ITCs are recognized as a reduction to income tax expense.

Revenue recognition

Revenue recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collection is reasonably assured. In addition to this general policy, the following paragraphs describe the specific revenue recognition policies for each of the Company’s major categories of revenue.

Hardware

Revenue from the sale of BlackBerry wireless hardware products (e.g. BlackBerry® handheld devices and BlackBerry® PlayBook™ tablets) is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. For hardware products for which the software is deemed essential to the functionality of the hardware, the Company recognizes revenue in accordance with general revenue recognition accounting guidance.

The Company sells its BlackBerry PlayBook tablet with the right to receive unspecified software upgrade rights on a “when-and-if available” basis. These upgrade rights are related specifically to the product’s essential operating system software. In these instances, the amount allocated to the unspecified software upgrade rights are deferred and recognized rateably over the 24-month estimated life of the tablet.

The Company records reductions to revenue for estimated commitments related to price protection, right of return and for customer incentive programs. Price protection is accrued as a reduction to revenue based on estimates of price reductions, provided the price reduction can be reliably estimated and all other revenue recognition criteria have been met. The Company also records reductions to revenue for a right of return based on contractual terms and conditions and, if the expected product returns can be reasonably and reliably estimated, based on historical experience. Where a general right of return cannot be reasonably and reliably estimated, the Company recognizes revenue when the product sells through the distribution channel. The estimated cost of the customer incentive program is accrued as a reduction to revenue based on historical experience, and is recognized at the later of the date at which the Company has sold the product or the date at which the program is offered. If historical experience cannot support a breakage rate, the maximum rebate amount is deferred and adjusted when incentive programs end.

Service

Revenue from service is recognized rateably on a monthly basis when the service is provided. In instances where the Company bills the customer prior to performing the service, the prebilling is recorded as deferred revenue.

Software

Revenue from licensed software is recognized at the inception of the license term and in accordance with industry-specific software revenue recognition accounting guidance. When the fair value of a delivered element has not been established, the Company uses the residual method to recognize revenue if the fair value of undelivered elements is determinable. Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period that such items are delivered or those services are provided.

Other

Revenue from the sale of accessories is recognized when title has transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled. Revenue from repair and maintenance programs is recognized when the service is delivered, which is when the title is transferred to the customer and all significant contractual obligations that affect the customer’s final acceptance have been fulfilled.

Shipping and handling costs

Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in cost of sales. Shipping and handling costs that cannot be reasonably attributed to certain customers are included in selling, marketing and administration.

Multiple-element arrangements

The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings. The Company’s typical multiple-element arrangements involve: (i) handheld devices with services, (ii) tablets with unspecified software upgrades on a when-and-if available basis and (iii) software with technical support services.

For the Company’s arrangements involving multiple deliverables of handheld devices with services, the consideration from the arrangement is allocated to each respective element based on its relative selling price, using vendor-specific objective evidence of selling price (“VSOE”). In certain limited instances when the Company is unable to establish the selling price using VSOE, the Company attempts to establish the selling price of each element based on acceptable third party evidence of selling price (“TPE”); however, the Company is generally unable to reliably determine the selling prices of similar competitor products and services on a stand-alone basis. In these instances, the Company uses best estimated selling price (“BESP”) in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service was sold on a stand-alone basis.

The BlackBerry PlayBook tablet includes the right to receive free unspecified software upgrade rights on a when-and-if available basis. This upgrade right to the product’s embedded operating system software is considered an undelivered element at the time of sale of the tablet and falls within the general revenue recognition guidance. The consideration from the arrangement is allocated to each respective element based on its relative selling price. As the BlackBerry PlayBook tablet or the upgrade right are not sold on a standalone basis and no TPE exists for these deliverables, the allocation of revenue is based on the Company’s BESP’s. The consideration for the delivered hardware and the related essential software operating system are recognized at the time of sale provided that the four revenue recognition criteria have been met. The consideration allocated to the unspecified software upgrade rights is deferred and recognized rateably over the 24-month estimated life of the tablets.

For arrangements involving multiple deliverables of software with technical support services, the revenue is recognized based on the industry-specific software revenue recognition accounting guidance. If the Company is not able to determine VSOE for all of the deliverables of the arrangement, but is able to obtain VSOE for all undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of any undelivered software items does not exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE did not exist; or (ii) when VSOE can be established.

The Company determines BESP for a product or service by considering multiple factors including, but not limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. The determination of BESP is made through consultation with and formal approval by, the Company’s management, taking into consideration the Company’s marketing strategy. The Company regularly reviews VSOE, TPE and BESP, and maintains internal controls over the establishment and updates of these estimates. Based on the above factors, the Company’s BESP for the unspecified software upgrade right is $6 per BlackBerry PlayBook tablet.

Research and development

Research and development

Research costs are expensed as incurred. Development costs for BlackBerry devices and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. The Company’s products are generally released soon after technological feasibility has been established and therefore costs incurred subsequent to achievement of technological feasibility are not significant and have been expensed as incurred.

Comprehensive income

Comprehensive income

Comprehensive income is defined as the change in net assets of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company’s reportable items of comprehensive income are cash flow hedges as described in note 14 and changes in the fair value of available-for-sale investments as described in note 5. Realized gains or losses on available-for-sale investments are reclassified into investment income using the specific identification basis.

Earnings per share

Earnings per share

Earnings per share is calculated based on the weighted-average number of shares outstanding during the year. The treasury stock method is used for the calculation of the dilutive effect of stock options.

Stock-based compensation plans

Stock-based compensation plans

The Company has stock-based compensation plans, which are described in note 9(b).

The Company has an incentive stock option plan for officers and employees of the Company or its subsidiaries. Under the terms of the plan, as revised in fiscal 2008, no stock options may be granted to independent directors. The Company measures stock-based compensation expense at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model and is recognized rateably over the vesting period. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and our results of operations would be impacted.

Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to capital stock.

The Company has a Restricted Share Unit Plan (the “RSU Plan”) under which eligible participants include any officer or employee of the Company or its subsidiaries. At the Company’s discretion, Restricted Share Units (“RSUs”) are redeemed for either common shares issued by the Company, common shares purchased on the open market by a trustee selected by the Company or the cash equivalent on the vesting dates established by the Board of Directors or the Compensation, Nomination and Governance Committee of the Board of Directors. The RSUs vest over a three-year period, either on the third anniversary date or in equal instalments on each anniversary date over the vesting period. The Company classifies RSUs as equity instruments as the Company has the ability and intent to settle the awards in shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense over the vesting period of the RSU.

Upon issuance of the RSU, common shares for which RSUs may be exchanged will be purchased on the open market by a trustee selected and funded by the Company. The trustee has been appointed to settle the Company’s obligation to deliver shares to individuals upon vesting. In addition, upon vesting, the trustee is required to sell enough shares to cover the individual recipient’s minimum statutory withholding tax requirement, with the remaining shares delivered to the individual. As the Company is considered to be the primary beneficiary of the trust, the trust is considered a variable interest entity and is consolidated by the Company.

The Company has a Deferred Share Unit Plan (the “DSU Plan”), adopted by the Board of Directors on December 20, 2007, under which each independent director will be credited with Deferred Share Units (“DSUs”) in satisfaction of all or a portion of the cash fees otherwise payable to them for serving as a director of the Company. Grants under the DSU plan replace the stock option awards that were historically granted to independent members of the Board of Directors. At a minimum, 60% of each independent director’s annual retainer will be satisfied in the form of DSUs. The director can elect to receive the remaining 40% in any combination of cash and DSUs. Within a specified period after such a director ceases to be a director, DSUs will be redeemed for cash with the redemption value of each DSU equal to the weighted average trading price of the Company’s shares over the five trading days preceding the redemption date. Alternatively, subject to receipt of shareholder approval, the Company may elect to redeem DSUs by way of shares purchased on the open market or issued by the Company. DSUs are accounted for as liability-classified awards and are awarded on a quarterly basis. These awards are measured at their fair value on the date of issuance, and remeasured at each reporting period, until settlement.

Warranty

Warranty

The Company provides for the estimated costs of product warranties at the time revenue is recognized. BlackBerry devices are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, differences in warranty periods, regulatory developments with respect to warranty obligations in the countries in which the Company carries on business, freight expense, and material usage and other related repair costs.

The Company’s estimates of costs are based upon historical experience and expectations of future return rates and unit warranty repair costs. If the Company experiences increased or decreased warranty activity, or increased or decreased costs associated with servicing those obligations, revisions to the estimated warranty liability would be recognized in the reporting period when such revisions are made.

Advertising costs	Advertising costs The Company expenses all advertising costs as incurred. These costs are included in selling, marketing and administration.
Adoption of accounting pronouncements

In January 2010, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance to improve disclosures about fair value measurements. This new authoritative guidance became effective for interim and annual periods beginning after December 15, 2009, except for the requirement to separately disclose purchases, sales, issuances, and settlements in the Level 3 reconciliation, which became effective for interim and annual periods beginning after December 15, 2010. The Company partially adopted the authoritative guidance to improve disclosures about fair value measurements in the first quarter of fiscal 2011. The Company adopted the remaining portion of the authoritative guidance requiring separate disclosure on purchases, sales, issuances, and settlements in the Level 3 reconciliation in the first quarter of fiscal 2012. The adoption did not have a material impact on the Company’s results of operations, financial condition or the Company’s disclosures.

Recently issued pronouncements

In September 2011, the FASB issued an amendment to Topic 350, Intangibles - Goodwill and Other, to simplify how entities test goodwill for impairment. The most significant amendment in this update is the option of a qualitative test for impairment, by providing entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (as defined as likelihood greater than 50%) that the fair value of a reporting unit is less than its carrying value. An entity has an unconditional option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the two step test and may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

In June 2011, the FASB issued authoritative guidance which is expected to improve the comparability, consistency, and transparency of financial reporting as well as increase the prominence of items reported in other comprehensive income. The guidance amends previous literature by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, among other amendments. The guidance now provides entities with the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued an update to defer the requirement for entities to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The new authoritative guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied retrospectively, with early adoption permitted. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

In May 2011, the FASB, as a result of work performed with the International Accounting Standards Board (“IASB”), issued authoritative guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The guidance is expected to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The guidance presents certain amendments to clarify existing fair value measurements and disclosure requirements such as clarifying the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and clarifying that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurements that is categorized within Level 3 of the fair value hierarchy. Furthermore, the guidance amends previous literature by requiring additional disclosures about fair value measurements, specifically requesting more information about the valuation processes used for fair value measurements categorized within Level 3 of the fair value hierarchy as well as presenting sensitivity of the fair value measurements to changes in unobservable inputs in Level 3 valuations. The guidance also amends previous literature around measuring the fair value of financial instruments that are managed within a portfolio as well as the application of premiums and discounts in a fair value measurement. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

Cash, Cash Equivalents And Investments (Tables)	12 Months Ended
Mar. 03, 2012
Cash, Cash Equivalents and Investments [Abstract]
Components of cash, cash equivalents and investments

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
As at March 3, 2012
Bank balances	$453	$—	$—	$453	$453	$—	$—
Money market funds	5	—	—	5	5	—	—
Bankers acceptances	284	—	—	284	284	—	—
Term deposits/certificates	217	—	—	217	202	15	—
Commercial paper	402	—	—	402	355	47	—
Non-U.S. treasury bills/notes	71	—	—	71	71	—	—
U.S. treasury bills/notes	114	—	—	114	40	32	42
U.S. government sponsored enterprise notes	127	—	—	127	91	24	12
Non-U.S. government sponsored enterprise notes	18	—	—	18	10	8	—
Corporate notes/bonds	165	1	—	166	16	121	29
Asset-backed securities	109	—	—	109	—	—	109
Auction rate securities	35	1	—	36	—	—	36
Other investments	109	—	—	109	—	—	109

	$2,109	$2	$—	$2,111	$1,527	$247	$337

As at February 26, 2011
Bank balances	$288	$—	$—	$288	$288	$—	$—
Money market funds	20	—	—	20	20	—	—
Bankers acceptances	468	—	—	468	468	—	—
Term deposits/certificates	125	—	—	125	109	16	—
Commercial paper	416	—	—	416	369	47	—
Non-U.S. treasury bills/notes	509	—	—	509	509	—	—
U.S. treasury bills/notes	82	—	—	82	—	40	42
U.S. government sponsored enterprise notes	190	1	—	191	8	66	117
Non-U.S. government sponsored enterprise notes	26	—	—	26	—	10	16
Corporate notes/bonds	342	4	—	346	20	150	176
Asset-backed securities	141	—	—	141	—	1	140
Auction rate securities	35	—	—	35	—	—	35
Other investments	51	—	—	51	—	—	51

	$2,693	$5	$—	$2,698	$1,791	$330	$577

Realized gains and losses on available-for-sale securities

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010
Realized gains	$1	$2	$—
Realized losses	—	—	—

Net realized gains	$1	$2	$—

Contractual maturities of available-for-sale investments

	Cost Basis	Fair Value
Due in one year or less	$1,315	$1,316
Due in one to five years	192	192
Due after five years	35	36
No fixed maturity date	5	5

	$1,547	$1,549

Fair Value Measurements (Tables)	12 Months Ended
Mar. 03, 2012
Fair Value Measurements [Abstract]
Fair value measurement of company's assets and liabilities

As at March 3, 2012	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers acceptances	—	284	—	284
Term deposits/certificates	—	217	—	217
Commercial paper	—	402	—	402
Non-U.S. treasury bills/notes	—	71	—	71
U.S. treasury bills/notes	—	114	—	114
U.S. government sponsored enterprise notes	—	127	—	127
Non-U.S. government sponsored enterprise notes	—	18	—	18
Corporate notes/bonds	—	159	7	166
Asset-backed securities	—	109	—	109
Auction-rate securities	—	—	36	36
Other investments	—	—	25	25

Total available-for-sale investments	$5	$1,501	$68	$1,574
Currency forward contracts	—	55	—	55
Currency options contracts	—	17	—	17

Total assets	$5	$1,573	$68	$1,646

Liabilities
Currency forward contracts	$—	$34	$—	$34
Currency option contracts	—	1	—	1

Total liabilities	$—	$35	$—	$35

As at February 26, 2011	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$20	$—	$—	$20
Bankers acceptances	—	468	—	468
Term deposits/certificates	—	125	—	125
Commercial paper	—	416	—	416
Non-U.S. treasury bills/notes	—	509	—	509
U.S. treasury bills/notes	—	82	—	82
U.S. government sponsored enterprise notes	—	191	—	191
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	335	11	346
Asset-backed securities	—	141	—	141
Auction-rate securities	—	—	35	35
Other investments	—	—	25	25

Total available-for-sale investments	$20	$2,293	$71	$2,384
Currency forward contracts	—	63	—	63
Currency options contracts	—	1	—	1

Total assets	$20	$2,357	$71	$2,448

Liabilities
Currency forward contracts	$—	$129	$—	$129
Currency option contracts	—	1	—	1

Total liabilities	$—	$130	$—	$130

Summary of changes in fair value of the Company's Level 3 assets

Level 3
Balance at February 27, 2010	$48
Change in market values	2
Transfers out of Level 3	(4)
Transfers into Level 3	25

Balance at February 26, 2011	71
Change in market values	1
Principal repayments received	(4)
Transfers out of Level 3	—
Transfers into Level 3	—

Balance at March 3, 2012	$68

Consolidated Balance Sheets Detail (Tables)	12 Months Ended
Mar. 03, 2012
Consolidated Balance Sheets Detail [Abstract]
Inventories

	As at
	March 3, 2012	February 26, 2011
Raw materials	$771	$552
Work in process	520	222
Finished goods	167	94
Provision for excess and obsolete inventories	(431)	(250)

	$1,027	$618

Property, plant and equipment

	As at
	March 3, 2012	February 26, 2011

Cost
Land	$140	$128
Buildings, leaseholds and other	1,393	1,155
BlackBerry operations and other information technology	2,194	1,803
Manufacturing equipment, research and development equipment, and tooling	524	380
Furniture and fixtures	529	433

	4,780	3,899
Accumulated amortization	2,032	1,395

Net book value	$2,748	$2,504

Intangible assets
	00000000	00000000	00000000
	As at March 3, 2012
	Cost	Accumulated amortization	Net book value
Acquired technology	$397	$182	$215
Intellectual Property	4,217	1,146	3,071

	$4,614	$1,328	$3,286

	As at February 26, 2011
	Cost	Accumulated amortization	Net book value
Acquired technology	$321	$125	$196
Intellectual Property	2,346	744	1,602

	$2,667	$869	$1,798

Changes to the carrying amount of goodwill

Balance as at February 26, 2011	$508
Goodwill acquired through business combinations during the period	151
Goodwill impairment charge	(355)

Balance as of March 3, 2012	$304

Accrued liabilities

	As at
	March 3, 2012	February 26, 2011
Marketing costs	$367	$419
Vendor inventory liabilities	279	116
Warranty	408	459
Royalties	382	461
Carrier liabilities	524	308
Other	422	748

	$2,382	$2,511

Business Acquisitions (Tables)	12 Months Ended
Mar. 03, 2012
Business Acquisitions [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010
Assets purchased

Current assets	$12	$11	$19
Property, plant and equipment	3	5	—
Other assets	6	—	—
Customer relationship intangible	16	—	—
Acquired technology	72	152	73
In-process research and development	5	—	—
Patents	—	—	37
Deferred income tax asset	4	1	26
Goodwill (1)	151	357	13

	269	526	168

Liabilities assumed	29	11	15
Deferred income tax liability	9	17	1

	38	28	16

Net non-cash assets acquired	231	498	152

Cash acquired	6	1	9

Net assets acquired	237	499	161
Excess of net assets acquired over consideration paid (2)	—	—	(9)

Purchase price	$237	$499	$152

Consideration
Cash consideration	$232	$494	$152
Contingent consideration (3)	5	5	—

	$237	$499	$152

Income Taxes (Tables)	12 Months Ended
Mar. 03, 2012
Income Taxes [Abstract]
Components of provision for income tax and income before income tax

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Statutory Canadian tax rate	28.0%	30.5%	32.8%

Expected income tax provision	$423	$1,414	$1,072

Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election	—	—	(145)
Investment tax credits	(138)	(138)	(101)
Manufacturing and processing activities	(21)	(71)	(52)
Non-deductible goodwill impairment	90	—	—
Foreign tax rate differences	12	15	5
Other differences	(19)	13	30

	$347	$1,233	$809

Income before income taxes

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Income before income taxes:
Canadian	$1,272	$4,279	$2,999
Foreign	239	364	267

	$1,511	$4,643	$3,266

Provision for income taxes

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Provision for (recovery of) income taxes:
Current
Canadian	$176	$1,059	$696
Foreign	181	83	62
Deferred
Canadian	34	57	21
Foreign	(44)	34	30

	$347	$1,233	$809

Components of deferred income tax assets and liabilities

	As at
	March 3, 2012	February 26, 2011
Assets
Non-deductible reserves	$216	$225
Tax loss carryforwards	30	36
Unrealized losses on financial instruments	—	5
Other tax carryforwards	30	18

Deferred income tax assets	276	284

Liabilities
Property, plant and equipment	(282)	(318)
Research and development	(17)	(13)
Unrealized gains on financial instruments	(12)	—

Deferred income tax liabilities	(311)	(331)

Net deferred income tax liability	$(35)	$(47)

Deferred income tax asset - current	$197	$229
Deferred income tax liability - long-term	(232)	(276)

	$(35)	$(47)

Reconciliation of beginning and ending amount of unrecognized income tax benefits

(in millions)
Unrecognized income tax benefits balance as at February 26, 2011	$164
Increase for tax positions of prior years	15
Settlement of tax positions	(8)
Expiration of statute of limitations	(24)
Other	(1)

Unrecognized income tax benefits balance as at March 3, 2012	$146

Summary of Open Tax Years by Major Jurisdiction

Canada (1)	Fiscal 2006 - 2012
United States (1)	Fiscal 2009 - 2012
United Kingdom	Fiscal 2010 - 2012

Capital Stock (Tables)	12 Months Ended
Mar. 03, 2012
Capital Stock/Comprehensive Income [Abstract]
Changes in issued and outstanding common shares

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 28, 2009	566,219	$2,328	—	$—

Exercise of stock options	3,408	30	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	58	—	—
Tax benefits related to stock-based compensation	—	2	—	—
Purchase of treasury stock	—	—	1,459	(94)
Common shares repurchased	(12,300)	(46)	—	—

Common shares outstanding as at February 27, 2010	557,329	2,372	1,459	(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	2,359	2,753	(160)

Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury stock vested	—	(17)	(359)	17

Common shares outstanding as at March 3, 2012	524,160	$2,446	8,711	$(299)

Summary of option activity

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2009	12,731	$27.51

Granted during the year	559	64.14
Exercised during the year	(3,408)	8.87
Forfeited/cancelled/expired during the year	(859)	15.03

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36

Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58

Balance as at March 3, 2012	3,618	$73.86	1.72	$—

Vested and expected to vest as at March 3, 2012	3,570	$73.66	1.71	$—

Exercisable as at March 3, 2012	3,019	$70.88	1.60	$—

Summary of unvested stock options

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 26, 2011	1,517	$37.63

Vested during the period	(775)	34.63
Forfeited during the period	(143)	37.59

Balance as at March 3, 2012	599	$41.53

Option pricing model assumptions

February 27, 2010

Number of options granted (000’s)	559

Weighted-average grant date fair value of stock options granted during the year	$33.02

Assumptions:
Risk-free interest rate	1.8%
Expected life in years	4.2
Expected dividend yield	0%
Volatility	65%

Restricted Share Unit activity

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 26, 2011	2,703	$57.40

Granted during the period	7,093	25.33
Vested during the period	(359)	60.42
Cancelled during the period	(842)	45.73

Balance as at March 3, 2012	8,595	$31.96	1.74	$118

Vested and expected to vest at March 3, 2012	7,952	$32.24	1.72	$110

Commitments and Contingencies (Tables)	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Lease commitments

Real Estate
For the years ending
2013	$56
2014	47
2015	39
2016	35
2017	31
Thereafter	93

$301

Cost Optimization Program [Tables]	12 Months Ended
Mar. 03, 2012
Cost Optimization Program [Abstract]
Schedule of Company's Cost Optimization Program

	Employee Termination Benefits	Facilities Costs	Total
Balance as at February 28, 2011	$—	$—	$—
Charges incurred	73	52	125
Cash payments made	(63)	(9)	(72)
Foreign exchange adjustments	—	1	1

Balance as at March 3, 2012	$10	$44	$54

Schedule of company's cost optimization charge

Cost of sales	$14
Research and development	23
Selling, marketing and administration	88

Total Program charge	$125

Product Warranty (Tables)	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Change in the Company's warranty expense, actual warranty experience and accrued warranty obligations

Accrued warranty obligations as at February 28, 2009	$184

Actual warranty experience during fiscal 2010	(416)
Fiscal 2010 warranty provision	463
Adjustments for changes in estimate	21

Accrued warranty obligations as at February 27, 2010	252

Actual warranty experience during fiscal 2011	(657)
Fiscal 2011 warranty provision	806
Adjustments for changes in estimate	58

Accrued warranty obligations as at February 26, 2011	459

Actual warranty experience during fiscal 2012	(685)
Fiscal 2012 warranty provision	622
Adjustments for changes in estimate	12

Accrued warranty obligations as at March 3, 2012	$408

Earnings Per Share (Tables)	12 Months Ended
Mar. 03, 2012
Earnings Per Share [Abstract]
Summary of basic and diluted earnings per share

	For the year ended
	March 3,	February 26,	February 27,
	2012	2011	2010

Net income for basic and diluted earnings per share available to common shareholders	$1,164	$3,411	$2,457

Weighted-average number of shares outstanding (000’s) - basic	524,101	535,986	564,492

Effect of dilutive securities (000’s) - stock-based compensation	89	2,344	5,267

Weighted-average number of shares and assumed conversions (000’s) - diluted	524,190	538,330	569,759

Earnings per share - reported
Basic	$2.22	$6.36	$4.35
Diluted	$2.22	$6.34	$4.31

Comprehensive Income (Tables)	12 Months Ended
Mar. 03, 2012
Capital Stock/Comprehensive Income [Abstract]
Components of comprehensive income

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Net income	$1,164	$3,411	$2,457

Net change in unrealized gains (losses) on available-for-sale investments	(3)	(2)	7
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income tax of $4 million (February 26, 2011 - tax recovery of $7 million ; February 27, 2010 - income taxes of $13 million)	14	(20)	28
Amounts reclassified to earnings during the year, net of income tax recovery of $14 million (February 26, 2011 - income taxes of $16 million; February 27, 2010 - tax recovery of $6 million)	39	(39)	15

Comprehensive income	$1,214	$3,350	$2,507

Components of accumulated other comprehensive income (loss)

	As at
	March 3, 2012	February 26, 2011	February 27, 2010

Accumulated net unrealized gains on available-for-sale investments	$2	$5	$7
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	38	(15)	44

Total accumulated other comprehensive income (loss)	$40	$(10)	$51

Components of unrealized gains (losses) on derivative instruments

	As at
	March 3, 2012	February 26, 2011

Unrealized gains included in other current assets	$72	$64
Unrealized losses included in accrued liabilities	(35)	(130)

Net fair value of unrealized gains (losses) on derivative instruments	$37	$(66)

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 03, 2012
Derivative Financial Instruments [Abstract]
Summary of derivative instruments outstanding

	As at March 3, 2012
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,608	$55
Currency option contracts - asset	$608	$17
Currency forward contracts - liability	$2,155	$(34)
Currency option contracts - liability	$480	$(1)

	As at February 26, 2011
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,622	$63
Currency option contracts - asset	$156	$1
Currency forward contracts - liability	$4,848	$(129)
Currency option contracts - liability	$180	$(1)

Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$42	Other current assets	$57
Currency option contracts - asset	Other current assets	$17	Other current assets	$1
Currency forward contracts - liability	Accrued liabilities	$6	Accrued liabilities	$77
Currency option contracts - liability	Accrued liabilities	$1	Accrued liabilities	$1

Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$16	Revenue	$(83)

Currency Option Contracts	$8	Revenue	$(3)
Currency Forward Contracts	$5	Cost of sales	$11

Currency Option Contracts	$1	Cost of sales	$—
Currency Forward Contracts	$6	Selling, marketing and administration	$12
Currency Option Contracts	$2	Selling, marketing and administration	$—
Currency Forward Contracts	$10	Research and development	$15

Currency Option Contracts	$3	Research and development	$—

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Ineffective Portion)	Location of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency Forward Contracts	$—	Selling, marketing and administration	$(2)

	Amount of Gain Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$(73)	Revenue	$17
Currency Option Contracts	$(1)	Revenue	$—
Currency Forward Contracts	$13	Cost of sales	$10
Currency Forward Contracts	$17	Selling, marketing and administration	$13
Currency Forward Contracts	$23	Research and development	$16

Fair values of derivative instruments that are not subject to hedge accounting in the consolidated balance sheets

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$13	Other current assets	$6
Currency forward contracts - liability	Accrued liabilities	$28	Accrued liabilities	$52

Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operation

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(74)
Currency Option Contracts	Selling, marketing and administration	$4

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(40)
Currency Option Contracts	Selling, marketing and administration	$1

Segment Disclosures (Tables)	12 Months Ended
Mar. 03, 2012
Segment Disclosures [Abstract]
Revenue by major geographic segments

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue
Canada	$1,260	$1,408	$844
United States	4,182	7,823	8,620
United Kingdom	1,919	2,218	1,447
Other	11,074	8,458	4,042

	$18,435	$19,907	$14,953

Revenue
Canada	6.8%	7.1%	5.6%
United States	22.7%	39.3%	57.7%
United Kingdom	10.4%	11.1%	9.7%
Other	60.1%	42.5%	27.0%

	100.0%	100.0%	100.0%

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue mix
Devices	$13,794	$15,956	$12,116
Service	4,086	3,197	2,158
Software	318	294	259
Other	237	460	420

	$18,435	$19,907	$14,953

	As at
	March 3, 2012	February 26, 2011

Property, plant and equipment, intangible assets and goodwill
Canada	$5,382	$3,787
United States	555	707
United Kingdom	37	41
Other	364	275

	$6,338	$4,810

Total assets
Canada	$8,693	$6,935
United States	2,337	3,390
United Kingdom	1,554	1,594
Other	1,147	956

	$13,731	$12,875

Cash Flow Information (Tables)	12 Months Ended
Mar. 03, 2012
Cash Flow Information [Abstract]
Cash flows resulting from net changes in working capital

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Accounts receivable	$898	$(1,352)	$(481)
Other receivables	(168)	(117)	(45)
Inventories	(409)	42	48
Income taxes receivable	(135)	—	—
Other current assets	(143)	54	(40)
Accounts payable	(90)	216	167
Accrued liabilities	(135)	539	442
Income taxes payable	(179)	82	(266)
Deferred revenue	151	40	14

	$(210)	$(496)	$(161)

Interest and income taxes

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Interest paid during the year	$—	$—	$—
Income taxes paid during the year	$684	$1,053	$1,082

Research in Motion Limited and Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 03, 2012
Rates and methods of Amortization
Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years
Furniture and fixtures	Declining balance at 20% per annum

Research in Motion Limited and Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 03, 2012 D	Feb. 26, 2011	Feb. 27, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Fiscal year period range	53 weeks	52 weeks	52 weeks
Liquid Investments Maturity Period Maximum	3 months or less
Allowance for doubtful accounts	$ 16	$ 2
Percentage of total revenue by customer in current period	10.00%
Percentage of total revenue by customer one		11.00%	20.00%
Percentage of total revenue by customer two		11.00%	13.00%
Percentage of total revenue by customer three			10.00%
Cost method investments	37	15
Equity method of investments	48	11
Maturity period of short term investments	1 year or less
Derivative loss reclassified form accumulated other comprehensive income	0	0
Liability For Uncertain Tax Positions Percentage Minimum	50.00%
Estimated life of tablet	24 months
Unspecified software upgrade	$ 6
RSUs Vesting Period	3 years
Independent Director's annual retainer Minimum Percentage	60.00%
Independent Directors Annual Retainer Remaining Percentage	40.00%
Number of options granted (000's)			559
Number of trading days	5
Buildings Leaseholds and Other [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life of Property plant and equipment, net	5
Maximum useful life of Property plant and equipment, net	40
BlackBerry operations and other information technology [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life of Property plant and equipment, net	3
Maximum useful life of Property plant and equipment, net	5
Manufacturing Equipment Research And Development Equipment and Tooling [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life of Property plant and equipment, net	2
Maximum useful life of Property plant and equipment, net	8
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Percentage of amount declining in furniture and fixtures	20.00%
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets range	10
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets range	2

Recently Issued Pronouncements (Details)	12 Months Ended
Mar. 03, 2012
Recently Issued Pronouncements (Textual) [Abstract]
Likelihood percentage goodwill impairment recognition criteria minimum	50.00%

Cash, Cash Equivalents and Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Components of cash, cash equivalents and investments
Cost Basis	$ 2,109	$ 2,693
Unrealized Gains	2	5
Unrealized Losses
Fair Value	2,111	2,698
Cash and cash equivalents	1,527	1,791	1,551	835
Short-term investments	247	330
Long-term investments	337	577
Bank balances [Member]
Components of cash, cash equivalents and investments
Cost Basis	453	288
Unrealized Gains
Unrealized Losses
Fair Value	453	288
Cash and cash equivalents	453	288
Money Market Fund [Member]
Components of cash, cash equivalents and investments
Cost Basis	5	20
Unrealized Gains
Unrealized Losses
Fair Value	5	20
Cash and cash equivalents	5	20
Bankers Acceptance [Member]
Components of cash, cash equivalents and investments
Cost Basis	284	468
Unrealized Gains
Unrealized Losses
Fair Value	284	468
Cash and cash equivalents	284	468
Term deposits/certificates [Member]
Components of cash, cash equivalents and investments
Cost Basis	217	125
Unrealized Gains
Unrealized Losses
Fair Value	217	125
Cash and cash equivalents	202	109
Short-term investments	15	16
Commercial Paper [Member]
Components of cash, cash equivalents and investments
Cost Basis	402	416
Unrealized Gains
Unrealized Losses
Fair Value	402	416
Cash and cash equivalents	355	369
Short-term investments	47	47
Non-U.S. treasury bills/notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	71	509
Unrealized Gains
Unrealized Losses
Fair Value	71	509
Cash and cash equivalents	71	509
U.S. treasury bills/notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	114	82
Unrealized Gains
Unrealized Losses
Fair Value	114	82
Cash and cash equivalents	40
Short-term investments	32	40
Long-term investments	42	42
U.S. government sponsored enterprise notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	127	190
Unrealized Gains		1
Unrealized Losses
Fair Value	127	191
Cash and cash equivalents	91	8
Short-term investments	24	66
Long-term investments	12	117
Non-U.S. government sponsored enterprise notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	18	26
Unrealized Gains
Unrealized Losses
Fair Value	18	26
Cash and cash equivalents	10	0
Short-term investments	8	10
Long-term investments	0	16
Corporate notes/bonds [Member]
Components of cash, cash equivalents and investments
Cost Basis	165	342
Unrealized Gains	1	4
Unrealized Losses
Fair Value	166	346
Cash and cash equivalents	16	20
Short-term investments	121	150
Long-term investments	29	176
Asset-backed Securities [Member]
Components of cash, cash equivalents and investments
Cost Basis	109	141
Unrealized Gains
Unrealized Losses
Fair Value	109	141
Short-term investments	0	1
Long-term investments	109	140
Auction Rate Securities [Member]
Components of cash, cash equivalents and investments
Cost Basis	35	35
Unrealized Gains	1
Unrealized Losses
Fair Value	36	35
Long-term investments	36	35
Other Investments [Member]
Components of cash, cash equivalents and investments
Cost Basis	109	51
Unrealized Gains
Unrealized Losses
Fair Value	109	51
Long-term investments	$ 109	$ 51

Cash, Cash Equivalents and Investments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Realized gains and losses on available-for-sale securities
Realized gains	$ 1	$ 2
Realized losses
Net realized gains (losses)	$ 1	$ 2

Cash, Cash Equivalents and Investments (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012
Contractual maturities of available-for-sale investments
Due in one year or less, Cost Basis	$ 1,315
Due in one year or less, Fair Value	1,316
Due in one to five years, Cost Basis	192
Due in one to five years, Fair Value	192
Due after five years, Cost Basis	35
Due after five years, Fair Value	36
No fixed maturity date, Cost Basis	5
No fixed maturity date, Fair Value	5
Total, Cost Basis	1,547
Total, Fair value	$ 1,549

Cash, Cash Equivalents and Investments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Schedule of Available-for-sale Securities [Line Items]
Other investments	$ 0
Cash Cash Equivalents And Investments (Textual) [Abstract]
Cost method investments	37	15
Equity method of investments	48	11
Investments with continuous losses	0	0
Additional impairment on investment	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	6
Lehman Brothers International (Europe) Trust Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	11
Other investments	$ 25	$ 25

Fair Value Measurements (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Assets
Available-for-sale investments	$ 1,574	$ 2,384
Total assets	1,646	2,448
Liabilities
Total liabilities	35	130
Money Market Fund [Member]
Assets
Available-for-sale investments	5	20
Bankers Acceptance [Member]
Assets
Available-for-sale investments	284	468
Term deposits/certificates [Member]
Assets
Available-for-sale investments	217	125
Commercial Paper [Member]
Assets
Available-for-sale investments	402	416
Non-U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	71	509
U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	114	82
U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	127	191
Non-U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	18	26
Corporate notes/bonds [Member]
Assets
Available-for-sale investments	166	346
Asset-backed Securities [Member]
Assets
Available-for-sale investments	109	141
Auction Rate Securities [Member]
Assets
Available-for-sale investments	36	35
Other Investments [Member]
Assets
Available-for-sale investments	25	25
Currency Forward Contract [Member]
Assets
Derivative assets	55	63
Liabilities
Derivative liabilities	34	129
Currency Option Contracts [Member]
Assets
Derivative assets	17	1
Liabilities
Derivative liabilities	1	1
Level 1 [Member]
Assets
Available-for-sale investments		20
Total assets	5	20
Level 1 [Member] | Money Market Fund [Member]
Assets
Available-for-sale investments	5	20
Level 1 [Member] | Other Investments [Member]
Assets
Available-for-sale investments	0
Level 2 [Member]
Assets
Available-for-sale investments	1,501	2,293
Total assets	1,573	2,357
Liabilities
Total liabilities	35	130
Level 2 [Member] | Bankers Acceptance [Member]
Assets
Available-for-sale investments	284	468
Level 2 [Member] | Term deposits/certificates [Member]
Assets
Available-for-sale investments	217	125
Level 2 [Member] | Commercial Paper [Member]
Assets
Available-for-sale investments	402	416
Level 2 [Member] | Non-U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	71	509
Level 2 [Member] | U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	114	82
Level 2 [Member] | U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	127	191
Level 2 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	18	26
Level 2 [Member] | Corporate notes/bonds [Member]
Assets
Available-for-sale investments	159	335
Level 2 [Member] | Asset-backed Securities [Member]
Assets
Available-for-sale investments	109	141
Level 2 [Member] | Currency Forward Contract [Member]
Assets
Derivative assets	55	63
Liabilities
Derivative liabilities	34	129
Level 2 [Member] | Currency Option Contracts [Member]
Assets
Derivative assets	17	1
Liabilities
Derivative liabilities	1	1
Level 3 [Member]
Assets
Available-for-sale investments	68	71
Total assets	68	71
Level 3 [Member] | Corporate notes/bonds [Member]
Assets
Available-for-sale investments	7	11
Level 3 [Member] | Auction Rate Securities [Member]
Assets
Available-for-sale investments	36	35
Level 3 [Member] | Other Investments [Member]
Assets
Available-for-sale investments	$ 25	$ 25

Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Summary of changes in fair value of the Company's Level 3 assets
Beginning Balance	$ 71	$ 48
Change in market values	1	2
Principal repayments received	(4)
Transfers out of Level 3		(4)
Transfers into Level 3		25
Ending Balance	$ 68	$ 71

Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Schedule of Available-for-sale Securities [Line Items]
Other investments	$ 0
Fair Value Measurements (Textual) [Abstract]
Number of primary vendors	2
Investments that are communicated to the third party for consideration of reasonableness, threshold limit for fair value	0.50%
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	6
Lehman Brothers International (Europe) Trust Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	11
Other investments	$ 25	$ 25

Consolidated Balance Sheets Detail (Details) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Inventories
Raw materials	$ 771	$ 552
Work in process	520	222
Finished goods	167	94
Provision for excess and obsolete inventories	(431)	(250)
Inventories	$ 1,027	$ 618

Consolidated Balance Sheets Detail (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Property, plant and equipment
Land	$ 140	$ 128
Buildings, leaseholds and other	1,393	1,155
BlackBerry operations and other information technology	2,194	1,803
Manufacturing equipment, research and development equipment, and tooling	524	380
Furniture and fixtures	529	433
Total	4,780	3,899
Accumulated Amortization	2,032	1,395
Net Book Value	$ 2,748	$ 2,504

Consolidated Balance Sheets Detail (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Intangible assets
Cost	$ 4,614	$ 2,667
Accumulated Amortization	1,328	869
Net Book Value	3,286	1,798
Acquired Technology [Member]
Intangible assets
Cost	397	321
Accumulated Amortization	182	125
Net Book Value	215	196
Intellectual Property [Member]
Intangible assets
Cost	4,217	2,346
Accumulated Amortization	1,146	744
Net Book Value	$ 3,071	$ 1,602

Consolidated Balance Sheets Detail (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 03, 2012
Changes to the carrying amount of goodwill
Balance as at February 26, 2011	$ 508
Goodwill acquired through business combinations during the period	151
Goodwill impairment charge	(355)
Balance as of March 3, 2012	$ 304

Consolidated Balance Sheets Detail (Details 4) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Accrued liabilities
Accrued Marketing costs	$ 367	$ 419
Vendor inventory liabilities	279	116
Warranty	408	459	252	184
Royalties	382	461
Carrier Liabilities	524	308
Other	422	748
Accrued liabilities total	$ 2,382	$ 2,511

Consolidated Balance Sheets Detail (Details Textual) (USD $)	12 Months Ended			1 Months Ended
	Mar. 03, 2012 Y	Feb. 26, 2011 Y	Feb. 27, 2010	Jun. 30, 2011 Nortel Network Corporation [Member] PatentsAndPatentApplication	Mar. 03, 2012 Buildings Leaseholds and Other [Member]	Feb. 26, 2011 Buildings Leaseholds and Other [Member]	Mar. 03, 2012 BlackBerry operations and other information technology [Member]	Feb. 26, 2011 BlackBerry operations and other information technology [Member]	Mar. 03, 2012 Manufacturing Equipment Research And Development Equipment and Tooling [Member]	Feb. 26, 2011 Manufacturing Equipment Research And Development Equipment and Tooling [Member]	Mar. 03, 2012 Furniture and Fixtures [Member]	Jun. 01, 2010 Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	$ 392,000,000	$ 296,000,000			$ 241,000,000	$ 164,000,000	$ 132,000,000	$ 131,000,000	$ 15,000,000	$ 1,000,000	$ 4,000,000
Finite-Lived Intangible Assets [Line Items]
Patent applications for a cash purchase price				4,500,000,000
Company's portion of purchase consideration				775,000,000
Number Of Patents And Patent Applications Acquired				6,000
Consolidated Balance Sheets Detail (Textual) [Abstract]
Charge to reflect inventory at estimated net realizable value	448,000,000
Depreciation	660,000,000	497,000,000	345,000,000
Amortization Expense	863,000,000	430,000,000	271,000,000
Intangible assets acquired during the period	2,400,000,000	906,000,000
Goodwill impairment charge	355,000,000
Percentage of current liabilities	5.00%
Preceding Period For Calculation Of Average Closing Market Price Of Shares	5 days
Future Amortization Expense
2013	1,300,000,000
2014	447,000,000
2015	331,000,000
2016	263,000,000
2017	$ 217,000,000
Weighted-average remaining useful life of acquired technology	2.9	3.5
Salaries, payroll withholding taxes and incentive accruals included in other accrued liabilities	Not greater than 5% of the current liability balance

Business Acquisitions (Details) (USD $)	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Mar. 23, 2009
Assets purchased
Current assets	$ 12,000,000	$ 11,000,000	$ 19,000,000
Property, plant and equipment	3,000,000	5,000,000
Other assets	6,000,000
Deferred income tax asset	4,000,000	1,000,000	26,000,000
Goodwill	151,000,000	357,000,000	13,000,000
Assets Acquired	269,000,000	526,000,000	168,000,000
Liabilities assumed	29,000,000	11,000,000	15,000,000
Deferred income tax liability	9,000,000	17,000,000	1,000,000
Liabilities Assumed including Income Tax	38,000,000	28,000,000	16,000,000
Net non-cash assets acquired	231,000,000	498,000,000	152,000,000
Cash acquired	6,000,000	1,000,000	9,000,000
Net assets acquired	237,000,000	499,000,000	161,000,000
Excess of net assets acquired over consideration paid			(9,000,000)
Purchase price	237,000,000	499,000,000	152,000,000
Consideration
Cash consideration	232,000,000	494,000,000	152,000,000	131,000,000
Contingent consideration	5,000,000	5,000,000
Consideration paid, Total	237,000,000	499,000,000	152,000,000
Customer Relation [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents	16,000,000
Acquired Technology [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents	72,000,000	152,000,000	73,000,000
In-process Research and development [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents	5,000,000
Patents [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents			$ 37,000,000

Business Acquisitions (Details Textual) (USD $)	12 Months Ended																			12 Months Ended
	Feb. 27, 2010	Mar. 03, 2012	Feb. 26, 2011	Mar. 23, 2009	Mar. 03, 2012 BlackBerry application [Member]	Feb. 11, 2011 BlackBerry application [Member]	Aug. 20, 2010 Application store fronts and data collection [Member]	Jun. 01, 2010 QNX Software Systems [Member]	Mar. 31, 2012 Proprietary software [Member]	Mar. 03, 2012 Proprietary software [Member]	Mar. 26, 2010 Proprietary software [Member]	Aug. 21, 2009 Torch Mobile [Member]	Mar. 23, 2009 Certicom Corp [Member]	Mar. 31, 2012 The Astonishing Tribe [Member]	Mar. 03, 2012 Paratek Microwave [Member]	Mar. 03, 2012 BlackBerry PlayBook Tablet [Member]	Mar. 03, 2012 Cloud Based Services [Member]	Mar. 03, 2012 Calendar Scheduling [Member]	Mar. 03, 2012 Developer Tools [Member]	Mar. 03, 2012 Acquired Technology [Member] Y	Feb. 26, 2011 Acquired Technology [Member] Y
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period of the Acquired Technology																				3.4	3.8
Per Unit Price Of Shares Acquired				$ 3
Purchased cash consideration	152,000,000	232,000,000	494,000,000	131,000,000				200,000,000
Percentage of equity acquired		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Business Acquisitions (Textual) [Abstract]
Tax cost on goodwill purchased		10,000,000
Excess of net assets acquired over consideration paid	9,000,000
Acquisition related costs		$ 0

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Components of Provision for Income Tax and Income Before Income Tax
Statutory Canadian tax rate	28.00%	30.50%	32.80%
Expected income tax provision	$ 423	$ 1,414	$ 1,072
Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election			(145)
Investment tax credits	(138)	(138)	(101)
Manufacturing and processing activities	(21)	(71)	(52)
Non-deductible goodwill impairment	90
Foreign tax rate differences	12	15	5
Other differences	(19)	13	30
Provision for income taxes	347	1,233	809
Income Before Income Taxes
Canadian	1,272	4,279	2,999
Foreign	239	364	267
Provision for (recovery of) income taxes	1,511	4,644	3,266
Current
Canadian	176	1,059	696
Foreign	181	83	62
Deferred
Canadian	34	57	21
Foreign	(44)	34	30
Provision for (recovery of) income taxes	347	1,233	809
Assets
Non-deductible reserves	216	225
Tax loss carryforwards	30	36
Unrealized losses on financial instruments		5
Other tax carryforwards	30	18
Deferred income tax assets	276	284
Liabilities
Property, plant and equipment	(282)	(318)
Research and development	(17)	(13)
Unrealized gains on financial instruments	(12)
Deferred income tax liabilities	(311)	(331)
Net deferred income tax asset (liability)	(35)	(47)
Deferred income tax asset - current	197	229
Deferred income tax liability - long-term	(232)	(276)
Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
Beginning Balance	164
Increase for tax positions of prior years	15
Settlement of tax positions	(8)
Expiration of statute of limitations	(24)
Other	(1)
Ending Balance	$ 146	$ 164

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011	Mar. 03, 2012 Canada(1) [Member]	Mar. 03, 2012 United States(1) [Member]	Mar. 03, 2012 United Kingdom (1) [Member]
Summary of Open Tax Years by Major Jurisdiction
Open tax years by major tax jurisdiction			Fiscal 2006 - 2012	Fiscal 2009 - 2012	Fiscal 2010 - 2012
Income Taxes (Textual) [Abstract]
Valuation allowance on deferred income tax asset	$ 0	$ 0
Unrecognized income tax benefits, Total	146	164
Unrecognized tax benefits netted against Deferred Tax assets	121
Unrecognized income tax current and unrecognized income tax non current	25
Unrecognized income tax benefit will decrease in the next twelve months	142
Accrued interest	6	12
Accrued penalties	$ 0	$ 0

Capital Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Apr. 04, 2012	Mar. 03, 2012 Capital Stock and Additional Paid-In Capital [Member]	Feb. 26, 2011 Capital Stock and Additional Paid-In Capital [Member]	Feb. 27, 2010 Capital Stock and Additional Paid-In Capital [Member]	Feb. 28, 2009 Capital Stock and Additional Paid-In Capital [Member]	Mar. 03, 2012 Treasury Stock [Member]	Feb. 26, 2011 Treasury Stock [Member]	Feb. 27, 2010 Treasury Stock [Member]
Changes in issued and outstanding common shares
Capital stock outstanding, Shares, Beginning Balance	523,868,644			524,000,000	523,869,000	557,329,000	566,219,000
Treasury Stock, Beginning Balance	$ (160)								$ (160)	$ (94)
Treasury Stock Outstanding, Shares, Beginning Balance	2,752,890								2,753,000	1,459,000
Exercise of stock options	9	67	30		9	67	30
Exercise of stock options, Shares	291,000	3,737,000	3,408,000		291,000	3,737,000	3,408,000
Conversion of restricted share units, Shares							2,000
Stock-based compensation	97	72	58		97	72	58
Tax benefits related to stock-based compensation	(2)	(1)	2		(2)	(1)	2
Purchase of treasury stock, shares									6,317,000	1,471,000	1,459,000
Treasury stock vested					(17)	(10)
Treasury stock vested, Shares						2,000
Treasury stock vested					(17)	(10)			17	10
Release of treasury stock, shares									(359,000)	(177,000)
Common Shares Repurchased and Cancelled, Capital Stock, Value						(141)	(46)
Common shares repurchased, Shares	0					(37,199,000)	(12,300,000)
Common shares, authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares issued - 524,159,844 voting common shares (February 26, 2011 - 523,868,644)	2,446	2,359			2,446	2,359	2,372	2,328
Common shares Issued, Ending Balance	2,446	2,359			2,446	2,359	2,372	2,328
Capital stock outstanding, Shares, Ending Balance	524,159,844	523,868,644		524,000,000	524,160,000	523,869,000	557,329,000
Treasury Stock, Ending Balance	(299)	(160)							(299)	(160)	(94)
Treasury Stock Outstanding, Shares, Ending Balance	8,711,010	2,752,890							8,711,000	2,753,000	1,459,000
Purchase of treasury stock	$ (156)	$ (76)	$ (94)						$ (156)	$ (76)	$ (94)

Capital Stock (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 03, 2012 Y	Feb. 26, 2011	Feb. 27, 2010
Summary of option activity
Options outstanding, Number, Beginning Balance	4,610	9,023	12,731
Options outstanding, Weighted Average Exercise Price, Beginning of Period	$ 70.36	$ 44.18	$ 27.51
Exercised during the year, Number	(291)	(3,737)	(3,408)
Exercised during the year, Weighted Average Exercise Price	$ 29.7	$ 17.83	$ 8.87
Forfeited/cancelled/expired during the year, Number	(701)	(676)	(859)
Forfeited/cancelled/expired during the year, Weighted Average Exercise Price	$ 64.58	$ 46.08	$ 15.03
Granted during the year, Number			559
Granted during the year, Weighted Average Exercise Price			$ 64.14
Options outstanding, Number, Ending Balance	3,618	4,610	9,023
Options outstanding, Weighted Average Exercise Price, End of Period	$ 73.86	$ 70.36	$ 44.18
Ending balance, Average Remaining Contractual Life in Years	1.72
Aggregate Intrinsic Value
Stock Options Vested and Expected to Vest, Not Exercised	3,570
Stock Options Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 73.66
Stock Options Vested and Expected to Vest, Average Remaining Contractual Life in Years	1.71
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value
Exercisable, Number	3,019
Weighted-average exercise price of stock options exercisable	$ 70.88
Exercisable, Weighted Average Remaining Contractual Term	1.6
Exercisable, Aggregate Intrinsic Value

Capital Stock (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Mar. 03, 2012 Unvested Stock Options [Member]
Summary of unvested stock options
Options outstanding, Number, Beginning Balance	3,618	4,610	9,023	12,731	1,517
Weighted Average Grant Date Fair Value, Beginning balance					$ 37.63
Vested during the period, Number					(775)
Vested during the period, Weighted Average Grant Date Fair Value					$ 34.63
Options Forfeited during the period, Number					(143)
Forfeited during the period, Weighted Average Grant Date Fair Value					$ 37.59
Options outstanding, Number, Ending Balance	3,618	4,610	9,023	12,731	599
Weighted Average Grant Date Fair Value, Ending balance					$ 41.53

Capital Stock (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Feb. 27, 2010
Option pricing model assumptions
Number of options granted (000's)	559
Weighted-average grant date fair value of stock options granted during the year	$ 33.02
Assumptions:
Risk-free interest rate	1.80%
Expected life in years	4.2
Expected dividend yield	0.00%
Volatility	65.00%

Capital Stock (Details 4) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Mar. 03, 2012 Y
ShareBased Compensation Arrangement By ShareBased payment Award Summary of Restricted Stock Units
Beginning balance	2,703
Beginning balance, Weighted Average Grant Date Fair Value	$ 57.4
Granted during the period, Number	7,093
Granted during the period, Weighted Average Grant Date Fair Value	$ 25.33
Vested during the period, Number	(359)
Vested during the period, Weighted Average Grant Date Fair Value	$ 60.42
Cancelled during the period, Number	(842)
Cancelled during the period, Weighted Average Grant Date Fair Value	$ 45.73
Ending balance	8,595
Ending balance, Weighted Average Grant Date Fair Value	$ 31.96
Ending Balance, Average Remaining Contractual Life In Years	1.74
Ending Balance, Aggregate Intrinsic Value	$ 118
Vested and expected to vest	7,952
Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 32.24
Vested and Expected to Vest, Average Remaining Contractual Life In Years	1.72
Vested and Expected to Vest, Aggregate Intrinsic Value	$ 110

Capital Stock (Details Textual) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Feb. 26, 2011	May 27, 2010	Mar. 03, 2012 USD ($) Y	Feb. 26, 2011 USD ($)	Feb. 27, 2010 USD ($)	Apr. 04, 2012	Mar. 03, 2012 Stock Options [Member] USD ($)	Feb. 26, 2011 Stock Options [Member] USD ($)	Apr. 04, 2012 Stock Options [Member]	Feb. 05, 2009 Ontario Securities Commission [Member] USD ($)	Feb. 05, 2009 Ontario Securities Commission [Member] CAD	Mar. 03, 2012 Restricted Stock [Member] USD ($)	Feb. 26, 2011 Restricted Stock [Member] USD ($)	Feb. 27, 2010 Restricted Stock [Member] USD ($)	Apr. 04, 2012 Restricted Stock [Member]	Mar. 03, 2012 Restricted Stock Unit Activity [Member] USD ($)	Apr. 04, 2012 Deferred Stock Unit [Member]	Mar. 03, 2012 Deferred Stock Unit [Member] USD ($)	Feb. 26, 2011 Deferred Stock Unit [Member] USD ($)	Mar. 03, 2012 Common Class A [Member]	Feb. 26, 2011 Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares outstanding	523,868,644		524,159,844	523,868,644		524,000,000			4,000,000						8,000,000		100,000			0	0
Stock options vesting period							five years
Period of stock option exercisable from the grant date							Six years to a maximum of ten years
Approximate amount of contribution made as a result of the settlement agreement reached with the Ontario Securities Commission											83
Outstanding benefit arising from incorrectly priced stock options										38
Contribution to defray costs incurred by RIM in the investigation and remediation of stock options											45
Contribution to defray costs incurred by company in the investigation and remediation of stock options paid in advance											15
Cash received from stock options							9	67
Compensation expense of restricted stock												70	42	21
Unrecognized compensation expense related to Restricted Share Unit Plan			17													167
Weighted average vesting period related to unrecognized stock-Based compensation on unvested stock options			1.2													1.6
Equity instruments other than options outstanding	2,703,000		8,595,000	2,703,000														100,000	100,000
Liability related to Deferred Share Unit Plan																		2	3
Capital Stock (Textual) [Abstract]
Preferred shares outstanding	0		0	0
Percentage of company's outstanding common shares			5.00%
Company's outstanding common shares			26,000,000
Common shares repurchased and cancelled			0
Stock-based compensation expense			27	31	37
Stock Options Available for Future Grants, Number			15,000,000
Number of Vested RIM Options Undertaken Not to be Exercised for Common Shares in RIM			1,160,129
Number of options expired in satisfaction of the undertakings not to exercise options	391,292	758,837
Options Outstanding, Vested and Exercisable			10,000
Intrinsic value of stock options exercised			$ 1
Tax deficiencies			2	1
Tax benefits realized					2
Fair Value of Stock Options Vested During the Year			27
Number of options granted (000's)					559,000
Compensation expense of restricted stock												70	42	21
Purchase of Common Stock by a Trustee to be Accounted for as Treasury Stock, Shares			6,316,780	1,470,703
Purchase of treasury stock			$ 156	$ 76	$ 94
Stock issued related to Deferred Share Unit Plan			100,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Sep. 08, 2011 Syndicate of Commercial Banks [Member]	Mar. 03, 2012 Real Estate [Member]
Lease commitments
2013					$ 56,000,000
2014					47,000,000
2015					39,000,000
2016					35,000,000
2017					31,000,000
Thereafter					93,000,000
Total					301,000,000
Senior unsecured revolving credit facility				500,000,000
Commitments and Contingencies (Textual) [Abstract]
Facilities utilized for outstanding letters of credit	8,000,000
Unused Facilities	1,000,000,000
Rental expense incurred	$ 91,000,000	$ 68,000,000	$ 40,000,000

Cost Optimization Program (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 28, 2011
Schedule of Company's Cost Optimization Program
Balance as at February 28, 2011
Charges incurred	125
Cash payments made	(72)
Foreign exchange adjustments	1
Balance as at March 3, 2012	54
Employee Termination Benefits [Member]
Schedule of Company's Cost Optimization Program
Balance as at February 28, 2011
Charges incurred	73
Cash payments made	(63)
Foreign exchange adjustments	0
Balance as at March 3, 2012	10
Facilities Costs [Member]
Schedule of Company's Cost Optimization Program
Balance as at February 28, 2011
Charges incurred	52
Cash payments made	(9)
Foreign exchange adjustments	1
Balance as at March 3, 2012	$ 44

Cost Optimization Program (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 03, 2012
Schedule of company's cost optimization charge
Optimization charges incurred	$ 125
Cost of Sales [Member]
Schedule of company's cost optimization charge
Optimization charges incurred	14
Research and Development [Member]
Schedule of company's cost optimization charge
Optimization charges incurred	23
Selling, marketing and administration [Member]
Schedule of company's cost optimization charge
Optimization charges incurred	$ 88

Cost Optimization Program (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2011 Employees	Mar. 03, 2012
Cost Optimization Program (Textual) [Abstract]
Number of global workforce reducing	2,000
Optimization charges incurred		$ 125

Product Warranty (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Change in the Company's warranty expense, actual warranty experience and accrued warranty obligations
Accrued warranty obligations, Beginning Balance	$ 459	$ 252	$ 184
Actual warranty experience during fiscal year	(685)	(657)	(416)
Fiscal warranty provision	622	806	463
Adjustments for changes in estimate	12	58	21
Accrued warranty obligations, Ending Balance	$ 408	$ 459	$ 252

Earnings Per Share (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Summary of basic and diluted earnings per share
Net income for basic and diluted earnings per share available to common shareholders	$ 1,164	$ 3,411	$ 2,457
Weighted-average number of shares outstanding (000's) - basic	524,101	535,986	564,492
Effect of dilutive securities (000's) - stock-based compensation	89	2,344	5,267
Weighted-average number of shares and assumed conversions (000's) - diluted	524,190	538,330	569,759
Earnings per share - reported
Basic	$ 2.22	$ 6.36	$ 4.35
Diluted	$ 2.22	$ 6.34	$ 4.31

Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Components of comprehensive income
Net income	$ 1,164	$ 3,411	$ 2,457
Net change in unrealized gains/(losses) on available-for-sale investments	(3)	(2)	7
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income tax of $4 million (February 26, 2011 - tax recovery of $7 million ; February 27, 2010 - income taxes of $13 million)	14	(20)	28
Amounts reclassified to income during the year	39	(39)	15
Comprehensive income	$ 1,214	$ 3,350	$ 2,507

Comprehensive Income (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Components of accumulated other comprehensive income (loss)
Accumulated net unrealized gains on available-for-sale investments	$ 2	$ 5	$ 7
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	38	(15)	44
Accumulated other comprehensive income (loss)	$ 40	$ (10)	$ 51

Comprehensive Income (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Components of unrealized gains (losses) on derivative instrument
Unrealized gains included in other current assets	$ 72	$ 64
Unrealized losses included in accrued liabilities	(35)	(130)
Net fair value of unrealized gains (losses) on derivative instruments	$ 37	$ (66)

Comprehensive Income (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Comprehensive income (loss) (Textual) [Abstract]
Tax effect of net change in the fair value of derivatives designated as cash flow hedges	$ 4	$ 7	$ (13)
Tax effect of amount reclassified to earnings	$ 14	$ 16	$ 6

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Values of financial instruments outstanding
Notional amount of currency forward contracts - asset	$ 1,608	$ 1,622
Estimated fair value of currency forward contracts - asset	55	63
Notional amount of currency option contracts - asset	608	156
Estimated fair value of currency option contracts - asset	17	1
Notional amount of currency forward contracts - liability	2,155	4,848
Estimated fair value of currency forward contracts - liability	(34)	(129)
Notional amount of currency option contracts - liability	480	180
Estimated fair value of currency option contracts - liability	$ (1)	$ (1)

Derivative Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Asset, Fair Value	$ 55	$ 63
Derivative Liability, Fair Value	(1)	(1)
Other Current Assets [Member] | Currency Forward Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Asset, Fair Value	42	57
Other Current Assets [Member] | Currency Option Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Asset, Fair Value	17	1
Accrued Liabilities [Member] | Currency Forward Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Liability, Fair Value	6	77
Accrued Liabilities [Member] | Currency Option Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Liability, Fair Value	$ 1	$ 1

Derivative Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Revenue [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ 16	$ (73)
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	(83)	17
Revenue [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	8	(1)
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	(3)
Cost of Sales [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	5	13
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	11	10
Cost of Sales [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	1
Selling Marketing and Administration [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	6	17
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	12	13
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Ineffective Portion)	0
Amount of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)	(2)
Selling Marketing and Administration [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	2
Research And Development [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	10	23
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	15	16
Research And Development [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ 3

Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Derivative Asset, Fair Value	$ 55	$ 63
Derivative Liability, Fair Value	(1)	(1)
Other Current Assets [Member] | Currency Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Derivative Asset, Fair Value	13	6
Accrued Liabilities [Member] | Currency Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Derivative Liability, Fair Value	$ 28	$ 52

Derivative Financial Instruments (Details 4) (Selling Marketing and Administration [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Currency Forward Contracts [Member]
Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations
Amount of Gain (Loss) in income on Derivative Instruments	$ (74)	$ (40)
Currency Option Contracts [Member]
Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations
Amount of Gain (Loss) in income on Derivative Instruments	$ 4	$ 1

Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Derivative Financial Instruments (Textual) [Abstract]
Percentage of accounts receivable denominated in foreign currencies		38.00%	59.00%
Percentage of accounts receivable denominated in foreign currencies		30.00%	25.00%
Percentage of accrued liabilities denominated in foreign currencies		11.00%	8.00%
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instrument with net unrealized gain		30.00%	59.00%	24.00%
Number of Issuers Represented for more than Threshold limit of cash, cash equivalents and investments		0	0
Percentage of cash, cash equivalents and investments threshold used to determine major issuers		9.00%	19.00%
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Lower Maturity Range		March 2012
Higher Maturity Range		August 2012
Net unrealized gain on forward contracts before tax				$ 29
Net unrealized losses on forward contracts before tax		14	46
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Portion of Cash Flow hedges deemed to be ineffective		2	0
Lower Maturity Range		March 2012
Higher Maturity Range		'September 2013
Net unrealized gain on forward contracts before tax				62
Net unrealized losses on forward contracts before tax		51	21
Net unrealized losses on forward contracts reclassified to income	$ 46

Segment Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Revenue
Total Revenue	$ 18,435	$ 19,907	$ 14,953
Total Revenue Rate	100.00%	100.00%	100.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	6,338	4,810
Assets
Total Assets	13,731	12,875
Devices [Member]
Revenue
Total Revenue	13,794	15,956	12,116
Service [Member]
Revenue
Total Revenue	4,086	3,197	2,158
Software [Member]
Revenue
Total Revenue	318	294	259
Other Revenue [Member]
Revenue
Total Revenue	237	460	420
Canada [Member]
Revenue
Total Revenue	1,260	1,408	844
Total Revenue Rate	6.80%	7.10%	5.60%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	5,382	3,787
Assets
Total Assets	8,693	6,935
United States [Member]
Revenue
Total Revenue	4,182	7,823	8,620
Total Revenue Rate	22.70%	39.30%	57.70%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	555	707
Assets
Total Assets	2,337	3,390
United Kingdom [Member]
Revenue
Total Revenue	1,919	2,218	1,447
Total Revenue Rate	10.40%	11.10%	9.70%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	37	41
Assets
Total Assets	1,554	1,594
Other Countries [Member]
Revenue
Total Revenue	11,074	8,458	4,042
Total Revenue Rate	60.10%	42.50%	27.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	364	275
Assets
Total Assets	$ 1,147	$ 956

Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Cash flows resulting from net changes in working capital
Accounts receivable	$ 898	$ (1,352)	$ (481)
Other receivables	(168)	(117)	(45)
Inventories	(409)	42	48
Income taxes receivable	(135)
Other current assets	(143)	54	(40)
Accounts payable	(90)	216	167
Accrued liabilities	(135)	539	442
Income taxes payable	(179)	82	(266)
Deferred revenue	151	40	14
Net changes in working capital items	$ (210)	$ (496)	$ (161)

Cash Flow Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Interest and income taxes
Interest paid during the year	$ 0	$ 0	$ 0
Income taxes paid during the year	$ 684	$ 1,053	$ 1,082

Cash Flow Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Cash Flow Information (Textual) [Abstract]
Advertising expense	$ 864	$ 1,100	$ 791
Foreign exchange losses	40	5	58
Reversal of foreign exchange gains			$ 54